Consolidated Schedule of Investments (unaudited) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class B, (3 mo. LIBOR US + 1.80%), 6.66%, 05/15/30(a)(b)	USD	500	$474,786
Bilbao CLO II DAC, Series 2X, Class DR, (1 mo. EURIBOR + 5.97%), 8.67%, 08/20/35(a)(c)	EUR	100	92,164
BlueMountain Fuji Eur CLO IV DAC, Series 4X, Class ER, (1 mo. EURIBOR + 6.21%), 8.90%, 02/25/34(a)(c)		100	92,911
Contego CLO VIII DAC, Series 8X, Class ER, (1 mo. EURIBOR + 6.06%), 8.51%, 01/25/34(a)(c)		100	90,767
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (1 mo. EURIBOR + 3.15%), 6.11%, 12/15/34(a)(c)		100	94,203
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3 mo. LIBOR US + 1.95%), 6.74%, 07/15/31(a)(b)	USD	250	234,412
Greene King Finance PLC(a)
Series B1, (3 mo. LIBOR GBP + 1.92%), 6.08%, 12/15/34	GBP	100	93,831
Series B2, (3 mo. LIBOR GBP + 2.20%), 6.36%, 03/15/36(c)		100	92,520
Neuberger Berman Loan Advisers Euro CLO 2 DAC, Series 2021-2X, Class E, (1 mo. EURIBOR + 6.06%), 8.35%, 04/15/34(a)(c)	EUR	100	91,977
Providus CLO III DAC, Series 3X, Class ER, (1 mo. EURIBOR + 6.26%), 8.59%, 07/18/34(a)(c)		100	93,600
Rockfield Park CLO DAC, Series 1X, Class D, (1 mo. EURIBOR + 5.95%), 8.24%, 07/16/34(a)(c)		100	93,742
Unique Pub Finance Co. PLC, Series N, 6.46%, 03/30/32(c)	GBP	89	110,612
Voya Euro CLO II DAC, Series 2X, Class ER, (1 mo. EURIBOR + 6.02%), 8.31%, 07/15/35(a)(c)	EUR	100	92,421

Total Asset-Backed Securities — 0.1% (Cost: $2,023,302)			1,747,946

		Shares

Common Stocks

Capital Markets — 0.0%
ARDAGH MP USA INC., (Acquired 08/02/21, Cost: $1,599,353)(d)		162,646	652,210

Chemicals — 0.1%
Element Solutions, Inc.(e)		37,305	720,360

Electrical Equipment — 0.0%
SunPower Corp.(f)		1,025	14,186

Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.(f)		2,390	13,288

Financial Services — 0.0%
Block, Inc.(f)		4,614	316,751
UCI International Remainco LLC(g)		109,729	1

			316,752

Security		Shares	Value

Ground Transportation — 0.0%
Uber Technologies, Inc.(f)		14,860	$471,062

IT Services — 0.0%
Twilio, Inc., Class A(f)		2,522	168,041

Metals & Mining — 0.2%
Constellium SE(f)		138,993	2,123,813

Oil, Gas & Consumable Fuels — 0.0%
Kcad Holdings I Ltd.(g)		2,223,465,984	22,235

Semiconductors & Semiconductor Equipment —0.0%
Maxeon Solar Technologies Ltd.(f)		128	3,397

Software — 0.1%
Informatica, Inc., Class A(f)		62,173	1,019,637

Total Common Stocks — 0.4% (Cost: $31,392,800)			5,524,981

		Par (000)

Corporate Bonds

Aerospace & Defense — 6.7%
Amsted Industries, Inc., 5.63%, 07/01/27(b)	USD	890	865,525
Boeing Co. 5.15%, 05/01/30		4,978	5,009,123
5.81%, 05/01/50		1,530	1,540,201
5.93%, 05/01/60		1,485	1,483,227
Bombardier, Inc.(b) 7.50%, 03/15/25		166	165,982
7.13%, 06/15/26		6,036	6,057,730
7.88%, 04/15/27		4,116	4,166,746
6.00%, 02/15/28		3,651	3,555,179
7.50%, 02/01/29		2,307	2,356,739
7.45%, 05/01/34		434	486,080
EnPro Industries, Inc., 5.75%, 10/15/26		2,192	2,131,720
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)		2,295	1,916,325
Howmet Aerospace, Inc., 5.13%, 10/01/24		38	38,155
Rolls-Royce PLC, 5.75%, 10/15/27(b)		4,897	4,878,391
Spirit AeroSystems, Inc.(b) 7.50%, 04/15/25		126	126,000
9.38%, 11/30/29		3,295	3,595,669
TransDigm, Inc. 8.00%, 12/15/25(b)		1,221	1,243,894
6.25%, 03/15/26(b)		32,149	32,178,260
6.38%, 06/15/26		745	728,237
6.75%, 08/15/28(b)		12,768	12,895,680
Triumph Group, Inc., 9.00%, 03/15/28(b)		4,613	4,617,844

			90,036,707

Air Freight & Logistics — 0.0%
XPO Escrow Sub LLC, 7.50%, 11/15/27(b)		412	428,480

Automobile Components — 2.1%
Adient Global Holdings Ltd., 3.50%, 08/15/24(c)	EUR	100	107,850
Clarios Global LP, 6.75%, 05/15/25(b)	USD	1,456	1,471,506
Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/26(c)	EUR	714	738,040
6.25%, 05/15/26(b)	USD	6,746	6,729,135
8.50%, 05/15/27(b)		14,253	14,306,449

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Automobile Components (continued)
Dana Financing Luxembourg SARL, 3.00%, 07/15/29(c)	EUR	100	$83,454
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	USD	1,030	924,425
Dometic Group AB, 3.00%, 05/08/26(c)	EUR	100	98,412
Faurecia SE, 2.75%, 02/15/27(c)		356	342,678
Goodyear Tire & Rubber Co.
9.50%, 05/31/25	USD	1,085	1,114,939
5.00%, 07/15/29		520	464,568
5.63%, 04/30/33		311	269,015
Grupo Antolin-Irausa SA, 3.50%, 04/30/28(c)	EUR	146	114,051
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(c)(h)(i)		116	128,524
Titan International, Inc., 7.00%, 04/30/28	USD	348	313,559
ZF Finance GmbH(c)
5.75%, 08/03/26	EUR	200	217,434
2.00%, 05/06/27		200	186,606
2.75%, 05/25/27		100	96,642

			27,707,287

Automobiles — 2.3%
Asbury Automotive Group, Inc.
4.50%, 03/01/28	USD	751	683,410
4.75%, 03/01/30		147	131,565
5.00%, 02/15/32(b)		793	694,672
Constellation Automotive Financing PLC, 4.88%, 07/15/27(c)	GBP	100	89,744
Ford Motor Co.
3.25%, 02/12/32	USD	2,545	2,000,260
6.10%, 08/19/32		3,623	3,510,890
Ford Motor Credit Co. LLC
3.81%, 01/09/24		713	704,572
4.54%, 03/06/25	GBP	200	236,474
5.13%, 06/16/25	USD	263	257,436
4.13%, 08/04/25		2,166	2,060,443
4.39%, 01/08/26		507	481,016
6.86%, 06/05/26	GBP	108	132,676
4.95%, 05/28/27	USD	969	924,247
4.87%, 08/03/27	EUR	175	184,094
4.13%, 08/17/27	USD	5,444	4,988,011
2.90%, 02/16/28		1,423	1,223,211
5.11%, 05/03/29		1,105	1,037,374
7.35%, 03/06/30		2,766	2,842,065
4.00%, 11/13/30		258	219,230
3.63%, 06/17/31		1,200	988,836
General Motors Co.
5.60%, 10/15/32		531	519,891
5.40%, 04/01/48		1,031	885,002
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)		680	578,080
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)		1,552	1,298,403
Lithia Motors, Inc., 3.88%, 06/01/29(b)		721	623,665
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)		975	721,919
Penske Automotive Group, Inc.
3.50%, 09/01/25		1,040	978,000
3.75%, 06/15/29		377	325,475
RCI Banque SA, (5 year EUR Swap + 2.85%), 2.63%, 02/18/30(a)(c)	EUR	600	592,752
Renault SA, 2.38%, 05/25/26(c)		100	99,096

Security		Par (000)	Value

Automobiles (continued)
Volvo Car AB, 2.50%, 10/07/27(c)	EUR	100	$97,063
Wabash National Corp., 4.50%, 10/15/28(b)	USD	1,072	929,390

			31,038,962

Banks — 0.5%
Banca Monte dei Paschi di Siena SpA, (1 mo. EURIBOR + 3.21%), 6.75%, 03/02/26(a)(c)	EUR	150	159,364
Banco BPM SpA, (5 year EUR Swap + 4.67%), 4.25%, 10/01/29(a)(c)		250	257,265
Banco de Sabadell SA(a)(c)
(1 year EUR Swap + 2.40%), 5.25%, 02/07/29		100	102,884
(5 year EUR Swap + 2.95%), 2.50%, 04/15/31		100	89,598
Banco Espirito Santo SA(f)(j)
4.75%, 01/15/22		1,900	236,963
4.00%, 01/21/22		1,100	137,189
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	3,172,105
HSBC Bank PLC, Series 1M, (6 mo. LIBOR US + 0.25%), 5.40%(a)(k)		80	57,750
Intesa Sanpaolo SpA
5.71%, 01/15/26(b)		600	568,492
5.15%, 06/10/30(c)	GBP	125	125,705
(1 year CMT + 2.60%), 4.20%, 06/01/32(a)(b)	USD	855	621,944
(1 year CMT + 2.75%), 4.95%, 06/01/42(a)(b)		630	417,617
Macquarie Bank Ltd., 6.80%, 01/18/33(b)		623	633,276

			6,580,152

Beverages — 3.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(h)		3,279	2,508,328
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27(b)		3,141	3,112,810
3.25%, 09/01/28(b)		1,708	1,469,840
3.00%, 09/01/29(c)	EUR	464	373,632
4.00%, 09/01/29(b)	USD	9,284	7,264,730
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 04/30/25(b)		200	197,000
2.13%, 08/15/26(c)	EUR	167	158,271
4.13%, 08/15/26(b)	USD	1,000	932,500
4.75%, 07/15/27(c)	GBP	100	94,288
Ball Corp., 3.13%, 09/15/31	USD	1,625	1,344,687
Canpack SA/Canpack U.S. LLC, 3.13%, 11/01/25(b)		584	529,197
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26		155	163,785
Mauser Packaging Solutions Holding Co.(b)
7.88%, 08/15/26		15,569	15,569,000
9.25%, 04/15/27		250	230,998
Trivium Packaging Finance BV 5.50%, 08/15/26(b)		3,921	3,756,318
8.50%, 08/15/27(b)		6,524	5,936,840
(1 mo. EURIBOR + 3.75%), 6.40%, 08/15/26(a)(c)	EUR	100	106,010

			43,748,234

Biotechnology(c) — 0.0%
Cidron Aida Finco SARL
5.00%, 04/01/28		163	155,568
6.25%, 04/01/28	GBP	133	139,270

			294,838

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Broadline Retail — 0.1%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/26(b)	USD	1,212	$1,137,910

Building Materials — 1.2%
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28(b)		1,004	929,644
James Hardie International Finance DAC, 5.00%, 01/15/28(b)		458	429,320
Jeld-Wen, Inc.(b)
6.25%, 05/15/25		852	849,870
4.63%, 12/15/25		136	126,140
Masonite International Corp.(b)
Class C, 5.38%, 02/01/28		239	228,245
Class C, 3.50%, 02/15/30		1,179	977,164
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		435	384,494
9.75%, 07/15/28		640	611,200
PCF GmbH, 4.75%, 04/15/26(c)	EUR	100	93,661
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	USD	5,538	5,198,798
Standard Industries, Inc.
2.25%, 11/21/26(c)	EUR	411	385,676
5.00%, 02/15/27(b)	USD	704	668,603
4.75%, 01/15/28(b)		100	93,418
4.38%, 07/15/30(b)		4,458	3,878,460
3.38%, 01/15/31(b)		1,092	877,623
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(b)		166	156,870

			15,889,186

Building Products(b) — 1.6%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27		1,464	1,391,275
6.38%, 06/15/30		2,120	2,077,255
Beacon Roofing Supply, Inc., 4.13%, 05/15/29		552	487,068
Foundation Building Materials, Inc., 6.00%, 03/01/29		440	348,752
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	1,798,920
Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 09/30/26		386	354,742
SRS Distribution, Inc.
4.63%, 07/01/28		4,291	3,810,816
6.13%, 07/01/29		2,619	2,209,677
6.00%, 12/01/29		2,622	2,164,908
White Cap Buyer LLC, 6.88%, 10/15/28		6,364	5,520,506
White Cap Parent LLC, (8.25% Cash or 9.00% PIK), 8.25%, 03/15/26(h)		2,051	1,865,148

			22,029,067

Capital Markets — 2.1%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)		708	712,609
Aretec Escrow Issuer, Inc., 7.50%, 04/01/29(b)		276	225,630
Blackstone Private Credit Fund
7.05%, 09/29/25(b)		432	425,977
3.25%, 03/15/27		590	500,939
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		1,129	993,989
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		1,733	1,406,087
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/26		104	102,344

Security	Par (000)		Value

Capital Markets (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (continued)
5.25%, 05/15/27	USD	5,303	$4,975,858
4.38%, 02/01/29		1,324	1,138,640
Lehman Brothers Holdings, Inc.(f)(j)
5.38%, 10/17/12	EUR	350	1,708
1.00%, 05/17/13	USD	1,535	3,070
4.75%, 01/16/14	EUR	1,890	9,224
1.00%, 02/05/22		3,950	19,277
1.00%, 12/31/49	USD	430	860
NFP Corp.(b)
6.88%, 08/15/28		7,738	6,640,287
7.50%, 10/01/30		4,085	3,947,050
Northern Trust Corp., 6.13%, 11/02/32		1,435	1,529,885
Owl Rock Capital Corp.
3.75%, 07/22/25		1,102	1,004,908
3.40%, 07/15/26		785	693,115
Owl Rock Core Income Corp.
5.50%, 03/21/25		873	850,099
3.13%, 09/23/26		540	468,468
7.75%, 09/16/27(b)		1,852	1,824,471
Sherwood Financing PLC, 6.00%, 11/15/26(c)	GBP	100	102,587

			27,577,082

Chemicals — 3.0%
Ashland LLC, 3.38%, 09/01/31(b)	USD	709	579,558
Avient Corp., 7.13%, 08/01/30(b)		440	453,750
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(c)	EUR	242	258,512
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	USD	3,462	2,966,184
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)		3,148	2,991,230
Celanese U.S. Holdings LLC, 6.17%, 07/15/27		593	596,383
Chemours Co., 5.75%, 11/15/28(b)		609	543,672
Element Solutions, Inc., 3.88%, 09/01/28(b)		7,277	6,386,586
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(c)	EUR	100	95,804
HB Fuller Co., 4.25%, 10/15/28	USD	606	537,577
Herens Holdco SARL, 4.75%, 05/15/28(b)		4,049	3,259,445
Herens Midco SARL, 5.25%, 05/15/29(c)	EUR	102	73,340
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)	USD	1,619	1,435,269
INEOS Finance PLC, 6.63%, 05/15/28(c)	EUR	100	109,373
INEOS Quattro Finance 2 PLC, 2.50%, 01/15/26(c)		115	111,684
Ingevity Corp., 3.88%, 11/01/28(b)	USD	494	423,249
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(h)		1,348	970,560
Kronos International, Inc., 3.75%, 09/15/25(c)	EUR	100	99,274
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29(b)	USD	725	609,631
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		878	800,596
NOVA Chemicals Corp., 4.88%, 06/01/24(b)		456	449,876
SCIL IV LLC/SCIL USA Holdings LLC
5.38%, 11/01/26(b)		1,495	1,365,738
(1 mo. EURIBOR + 4.38%), 6.86%, 11/01/26(a)(c)	EUR	100	106,552
Scotts Miracle-Gro Co.
4.00%, 04/01/31	USD	690	550,388
4.38%, 02/01/32		146	117,344

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	USD	4,319	$3,585,807
WESCO Distribution, Inc.(b)
7.13%, 06/15/25		1,940	1,971,913
7.25%, 06/15/28		2,820	2,895,576
WR Grace Holdings LLC(b)
4.88%, 06/15/27		733	706,546
5.63%, 08/15/29		5,346	4,530,735
7.38%, 03/01/31		799	802,020

			40,384,172

Commercial Services & Supplies — 2.1%
ADT Security Corp.(b)
4.13%, 08/01/29		104	92,746
4.88%, 07/15/32		47	41,468
Albion Financing 1 SARL/Aggreko Holdings, Inc., 6.13%, 10/15/26(b)		940	836,639
AMN Healthcare, Inc., 4.00%, 04/15/29(b)		502	444,270
APX Group, Inc.(b)
6.75%, 02/15/27		1,620	1,611,900
5.75%, 07/15/29		1,478	1,322,810
BCP V Modular Services Finance II PLC(c)
4.75%, 11/30/28	EUR	200	184,174
6.13%, 11/30/28	GBP	100	104,856
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	USD	866	696,896
EC Finance PLC, 3.00%, 10/15/26(c)	EUR	209	208,244
Fortress Transportation & Infrastructure Investors LLC(b)
6.50%, 10/01/25	USD	2,793	2,794,857
9.75%, 08/01/27		673	710,076
5.50%, 05/01/28		2,269	2,070,099
Herc Holdings, Inc., 5.50%, 07/15/27(b)		3,360	3,242,400
Hertz Corp.(b)
4.63%, 12/01/26		666	603,063
5.00%, 12/01/29		476	394,233
Inter Media & Communication SpA, 6.75%, 02/09/27(c)	EUR	100	101,184
LABL, Inc., 9.50%, 11/01/28	USD	1,281	1,292,209
Loxam SAS(c)
3.75%, 07/15/26	EUR	115	115,527
4.50%, 02/15/27		101	102,660
Metis Merger Sub LLC, 6.50%, 05/15/29(b)	USD	763	635,503
NESCO Holdings II, Inc., 5.50%, 04/15/29(b)		1,353	1,224,032
Paprec Holding SA, 3.50%, 07/01/28(c)	EUR	100	94,299
Prime Security Services Borrower LLC/Prime Finance, Inc.(b)
5.75%, 04/15/26	USD	1,690	1,677,325
6.25%, 01/15/28		3,124	2,920,940
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)		2,072	1,718,349
Verisure Holding AB(c)
3.88%, 07/15/26	EUR	140	140,503
9.25%, 10/15/27		100	116,184
7.13%, 02/01/28		100	108,260

Security	Par (000)		Value

Commercial Services & Supplies (continued)
Williams Scotsman International, Inc.(b)
6.13%, 06/15/25	USD	1,652	$1,641,633
4.63%, 08/15/28		1,196	1,087,979

			28,335,318

Communications Equipment(b) — 1.1%
CommScope Technologies LLC, 6.00%, 06/15/25		3,219	3,031,512
CommScope, Inc.
6.00%, 03/01/26		4,383	4,230,033
8.25%, 03/01/27		1,785	1,462,094
4.75%, 09/01/29		1,804	1,503,670
Viasat, Inc.
5.63%, 09/15/25		2,321	2,200,447
5.63%, 04/15/27		837	785,943
Viavi Solutions, Inc., 3.75%, 10/01/29		1,531	1,309,261

			14,522,960

Construction Materials(b) — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		299	255,304
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		1,681	1,536,014
H&E Equipment Services, Inc., 3.88%, 12/15/28		358	313,728
Resideo Funding, Inc., 4.00%, 09/01/29		290	241,109
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28		412	424,290

			2,770,445

Consumer Discretionary — 3.2%
APi Group DE, Inc.(b)
4.13%, 07/15/29		727	623,825
4.75%, 10/15/29		542	476,862
Carnival Corp.
10.13%, 02/01/26(c)	EUR	201	228,884
10.50%, 02/01/26(b)	USD	1,184	1,233,633
7.63%, 03/01/26(b)		395	360,438
5.75%, 03/01/27(b)		4,951	4,061,454
9.88%, 08/01/27(b)		1,240	1,277,318
4.00%, 08/01/28(b)		3,168	2,727,109
6.00%, 05/01/29(b)		2,452	1,949,340
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28(b)		9,627	10,356,342
CoreLogic, Inc., 4.50%, 05/01/28(b)		2,266	1,719,328
Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, 02/01/26(b)		561	502,016
Life Time, Inc.(b)
5.75%, 01/15/26		1,652	1,604,794
8.00%, 04/15/26		1,163	1,109,397
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)		1,551	1,501,515
NCL Corp. Ltd.(b)
5.88%, 03/15/26		1,473	1,253,641
8.38%, 02/01/28		719	721,464
7.75%, 02/15/29		223	191,208
NCL Finance Ltd., 6.13%, 03/15/28(b)		849	687,894
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)		1,612	1,494,485
Royal Caribbean Cruises Ltd.(b)
11.50%, 06/01/25		725	773,049
4.25%, 07/01/26		462	414,645
5.50%, 08/31/26		716	669,854
5.38%, 07/15/27		868	773,128
11.63%, 08/15/27		860	923,679

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Discretionary (continued)
Royal Caribbean Cruises Ltd.(b) (continued)
5.50%, 04/01/28	USD	482	$425,551
8.25%, 01/15/29		923	965,573
9.25%, 01/15/29		1,695	1,800,937
7.25%, 01/15/30		1,455	1,464,094
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26(c)	EUR	88	90,097
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	USD	807	692,668

			43,074,222

Consumer Finance — 3.4%
American Express Co., (5 year CMT + 2.85%), 3.55%(a)(k)		4,020	3,397,704
Block, Inc.
2.75%, 06/01/26		2,085	1,901,030
3.50%, 06/01/31		8,304	6,819,660
Discover Financial Services, 6.70%, 11/29/32		445	458,769
Encore Capital Group, Inc.(c)
5.38%, 02/15/26	GBP	100	109,945
4.25%, 06/01/28		159	152,501
Global Payments, Inc.
3.20%, 08/15/29	USD	671	590,226
2.90%, 05/15/30		542	458,953
5.40%, 08/15/32		2,892	2,835,538
5.95%, 08/15/52		1,413	1,344,157
HealthEquity, Inc., 4.50%, 10/01/29(b)		3,270	2,905,292
Iron Mountain U.K. PLC, 3.88%, 11/15/25(c)	GBP	100	117,021
Navient Corp.
6.13%, 03/25/24	USD	1,297	1,279,568
5.88%, 10/25/24		665	645,963
5.50%, 03/15/29		564	476,580
Nexi SpA, 0.00%, 02/24/28(c)(l)	EUR	200	160,246
OneMain Finance Corp.
6.88%, 03/15/25	USD	1,060	1,027,145
7.13%, 03/15/26		1,910	1,836,064
3.50%, 01/15/27		1,027	861,922
6.63%, 01/15/28		720	660,103
5.38%, 11/15/29		752	632,631
Sabre Global, Inc.(b)
9.25%, 04/15/25		1,250	1,177,500
7.38%, 09/01/25		1,125	1,005,182
11.25%, 12/15/27		1,453	1,353,963
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, 11/01/26(b)		3,237	3,042,780
SLM Corp., 3.13%, 11/02/26		930	790,500
Verscend Escrow Corp., 9.75%, 08/15/26(b)		10,288	10,288,000

			46,328,943

Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(b)
3.25%, 03/15/26		2,052	1,930,922
4.63%, 01/15/27		2,041	1,973,820
5.88%, 02/15/28		1,440	1,431,151
6.50%, 02/15/28		829	831,072
3.50%, 03/15/29		449	390,672
4.88%, 02/15/30		1,150	1,073,393
Bellis Acquisition Co. PLC, 4.50%, 02/16/26(c)	GBP	225	234,301
Darling Ingredients, Inc., 6.00%, 06/15/30(b)	USD	2,203	2,195,510

Security		Par (000)	Value

Consumer Staples Distribution & Retail (continued)
Lamb Weston Holdings, Inc.(b)
4.88%, 05/15/28	USD	305	$295,835
4.13%, 01/31/30		305	279,075
4.38%, 01/31/32		2,206	2,000,639
Ocado Group PLC, 3.88%, 10/08/26(c)	GBP	120	109,846
Performance Food Group, Inc., 4.25%, 08/01/29(b)	USD	1,396	1,253,569
Picard Groupe SAS, 3.88%, 07/01/26(c)	EUR	112	107,988
Post Holdings, Inc.(b)
5.75%, 03/01/27	USD	2	1,952
5.63%, 01/15/28		104	101,920
5.50%, 12/15/29		243	228,987
4.50%, 09/15/31		194	170,739
Premier Foods Finance PLC, 3.50%, 10/15/26(c)	GBP	100	111,939
U.S. Foods, Inc.(b)
6.25%, 04/15/25	USD	841	848,582
4.75%, 02/15/29		1,687	1,558,366
4.63%, 06/01/30		149	134,406
United Natural Foods, Inc., 6.75%, 10/15/28(b)		454	421,952

			17,686,636

Containers & Packaging — 0.9%
Clydesdale Acquisition Holdings, Inc.(b)
6.63%, 04/15/29		4,060	3,907,750
8.75%, 04/15/30		3,713	3,374,151
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		433	415,103
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26		439	427,509
Fiber Bidco SpA, 11.00%, 10/25/27(c)	EUR	100	116,313
Graphic Packaging International LLC
4.75%, 07/15/27(b)	USD	574	546,279
3.50%, 03/15/28(b)		35	32,032
2.63%, 02/01/29(c)	EUR	556	522,135
Kleopatra Finco SARL, 4.25%, 03/01/26(c)		200	180,446
LABL, Inc., 5.88%, 11/01/28(b)	USD	1,415	1,257,320
Sealed Air Corp.(b)
5.13%, 12/01/24		142	141,035
4.00%, 12/01/27		412	384,478
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)		903	913,073

			12,217,624

Diversified Consumer Services — 3.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)
6.63%, 07/15/26		11,899	11,434,998
9.75%, 07/15/27		3,116	2,777,166
6.00%, 06/01/29		6,236	4,654,925
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(b)		3,396	2,850,444
4.88%, 06/01/28(c)	GBP	100	101,335
Brink’s Co., 5.50%, 07/15/25(b)	USD	281	278,404
Clarivate Science Holdings Corp.(b)
3.88%, 07/01/28		6,216	5,547,589
4.88%, 07/01/29		5,334	4,823,910
Garda World Security Corp.(b)
4.63%, 02/15/27		807	724,405
7.75%, 02/15/28		1,892	1,864,761
Graham Holdings Co., 5.75%, 06/01/26(b)		705	691,005

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Consumer Services (continued)
Rekeep SpA, 7.25%, 02/01/26(c)	EUR	100	$95,436
Service Corp. International, 3.38%, 08/15/30	USD	3,055	2,604,387
Sotheby’s, 7.38%, 10/15/27(b)		5,280	4,994,510

			43,443,275

Diversified REITs — 1.3%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)		962	772,005
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		774	612,404
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)		1,021	885,718
Iron Mountain, Inc.(b)
5.00%, 07/15/28		150	139,575
5.25%, 07/15/30		694	625,767
5.63%, 07/15/32		1,452	1,326,460
MPT Operating Partnership LP/MPT Finance Corp.
2.55%, 12/05/23	GBP	556	648,981
4.63%, 08/01/29	USD	2,066	1,526,257
3.50%, 03/15/31		3,495	2,352,834
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27		3,432	3,216,462
4.50%, 02/15/29(b)		2,497	2,255,490
RLJ Lodging Trust LP, 4.00%, 09/15/29(b)		1,279	1,068,122
VICI Properties LP, 4.95%, 02/15/30		1,185	1,111,965
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(b)		241	214,278

			16,756,318

Diversified Telecommunication Services — 3.6%
Level 3 Financing, Inc.
3.40%, 03/01/27(b)		4,373	3,458,793
4.25%, 07/01/28(b)		693	390,991
3.63%, 01/15/29(b)		1,338	739,807
3.75%, 07/15/29(b)		4,608	2,456,801
3.88%, 11/15/29(b)		1,580	1,143,493
10.50%, 05/15/30		2,185	2,087,344
Lumen Technologies, Inc., 4.00%, 02/15/27(b)		4,866	3,211,560
SoftBank Group Corp.(c)
2.13%, 07/06/24	EUR	249	255,188
4.75%, 07/30/25		269	278,603
Sprint Capital Corp.
6.88%, 11/15/28	USD	7,661	8,231,974
8.75%, 03/15/32		6,944	8,454,320
Telecom Italia Capital SA
6.38%, 11/15/33		1,521	1,377,144
6.00%, 09/30/34		2,322	1,991,115
7.20%, 07/18/36		266	240,658
7.72%, 06/04/38		251	232,382
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	83	96,314
Telecom Italia SpA
5.30%, 05/30/24(b)	USD	322	315,560
2.75%, 04/15/25(c)	EUR	139	143,721
3.00%, 09/30/25(c)		100	102,854
1.63%, 01/18/29(c)		143	121,347
Telecom Italia SpA/Milano, 6.88%, 02/15/28(c)		100	110,619

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc.(b)
4.00%, 03/01/27	USD	10,830	$8,230,800
6.13%, 03/01/28		8,292	5,043,194

			48,714,582

Electric Utilities — 0.5%
Edison International, Series A, (5 year CMT + 4.70%), 5.38%(a)(k)		2,200	1,945,528
EDP - Energias de Portugal SA(a)(c)
(5 year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	97,727
(5 year EUR Swap + 2.38%), 1.88%, 08/02/81		200	188,161
Enel SpA, (5 year EUR Swap + 3.49%), 6.38%(a)(c)(k)		100	108,992
FirstEnergy Corp., Series C, 3.40%, 03/01/50	USD	2,254	1,545,731
FirstEnergy Transmission LLC(b)
5.45%, 07/15/44		1,664	1,594,203
4.55%, 04/01/49		322	270,992
NextEra Energy Operating Partners LP, 4.25%, 07/15/24(b)		337	332,710
Pacific Gas and Electric Co., 6.75%, 01/15/53		824	851,487

			6,935,531

Electrical Equipment(b) — 0.6%
Gates Global LLC/Gates Corp., 6.25%, 01/15/26		2,205	2,166,412
GrafTech Finance, Inc., 4.63%, 12/15/28		717	597,878
Regal Rexnord Corp.
6.05%, 02/15/26		460	462,016
6.05%, 04/15/28		3,214	3,215,431
6.30%, 02/15/30		1,055	1,062,285
6.40%, 04/15/33		1,095	1,095,676

			8,599,698

Electronic Equipment, Instruments & Components — 0.9%
BWX Technologies, Inc.(b)
4.13%, 06/30/28		2,910	2,620,192
4.13%, 04/15/29		1,267	1,123,560
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28		107	94,256
3.25%, 02/15/29		1,434	1,261,189
Imola Merger Corp., 4.75%, 05/15/29(b)		2,760	2,469,068
Vertiv Group Corp., 4.13%, 11/15/28(b)		5,085	4,486,775

			12,055,040

Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		2,100	2,060,625
6.25%, 04/01/28		2,389	2,293,440
Enerflex Ltd., 9.00%, 10/15/27(b)		1,227	1,193,257
Nine Energy Service, Inc., 13.00%, 02/01/28		478	451,710
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 04/01/26		3,626	3,524,279
6.88%, 09/01/27		1,219	1,164,852
Vallourec SA, 8.50%, 06/30/26(c)	EUR	125	134,885
Weatherford International Ltd.(b)
11.00%, 12/01/24	USD	26	26,678
6.50%, 09/15/28		922	923,577
8.63%, 04/30/30		1,785	1,826,162

			13,599,465

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Environmental, Maintenance & Security Service — 1.5%
Clean Harbors, Inc.(b)
5.13%, 07/15/29	USD	909	$865,957
6.38%, 02/01/31		1,231	1,255,934
Covanta Holding Corp.
4.88%, 12/01/29(b)		472	419,957
5.00%, 09/01/30		520	447,304
GFL Environmental, Inc.(b)
4.25%, 06/01/25		94	91,719
3.75%, 08/01/25		1,391	1,336,751
5.13%, 12/15/26		1,707	1,669,045
4.00%, 08/01/28		136	123,566
3.50%, 09/01/28		572	517,660
4.75%, 06/15/29		2,908	2,716,363
4.38%, 08/15/29		3,757	3,363,266
Stericycle, Inc., 3.88%, 01/15/29(b)		768	670,451
Tervita Corp., 11.00%, 12/01/25(b)		415	445,087
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		6,675	6,138,747

			20,061,807

Financial Services — 2.0%
Acuris Finance U.S., Inc./Acuris Finance SARL, 5.00%, 05/01/28(b)		2,432	1,909,120
Bank of America Corp., (1 day SOFR + 1.99%), 6.20%, 11/10/28(a)		1,563	1,633,932
Barclays PLC, 5.20%, 05/12/26		800	765,752
Blackstone Holdings Finance Co. LLC(b)
5.90%, 11/03/27		1,163	1,186,057
6.20%, 04/22/33		1,774	1,858,405
Enact Holdings, Inc., 6.50%, 08/15/25(b)		2,158	2,104,050
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25(c)	EUR	100	82,639
Global Aircraft Leasing Co. Ltd.(b)(h) (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24	USD	708	636,596
Series 2021, (6.50% Cash or 7.25% PIK), 6.50%, 09/15/24		1,563	1,410,055
Home Point Capital, Inc., 5.00%, 02/01/26(b)		1,023	767,562
HSBC Holdings PLC, (1 day SOFR + 3.35%), 7.39%, 11/03/28(a)		1,270	1,351,703
Intrum AB, 4.88%, 08/15/25(c)	EUR	100	99,774
ION Trading Technologies SARL, 5.75%, 05/15/28(b)	USD	1,268	1,012,713
Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 08/15/28(b)		1,679	1,421,425
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)
5.25%, 10/01/25		241	212,031
4.75%, 06/15/29		1,196	864,505
Lincoln Financing SARL, 3.63%, 04/01/24(c)	EUR	49	53,336
MGIC Investment Corp., 5.25%, 08/15/28	USD	857	814,578
Morgan Stanley, (5 year CMT + 2.43%), 5.95%, 01/19/38(a)		505	502,180
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		85	77,137
5.13%, 12/15/30		569	437,234
5.75%, 11/15/31		629	487,892
Rocket Mortgage LLC/Rocket Mortgage Co.-
Issuer, Inc., 2.88%, 10/15/26(b)		5,909	5,288,555
Spectrum Brands, Inc.(b)
5.00%, 10/01/29		424	367,978
5.50%, 07/15/30		292	256,932

Security	Par (000)		Value

Financial Services (continued)
UBS Group AG, (5 year CMT + 3.31%), 4.38%(a)(b)(k)	USD	950	$659,062
UniCredit SpA, (5 year EUR Swap + 2.80%), 2.73%, 01/15/32(a)(c)	EUR	200	184,781
VistaJet Malta Finance PLC/XO Management
Holding, Inc., 6.38%, 02/01/30(b)	USD	862	768,245

			27,214,229

Food Products — 1.5%
Aramark International Finance SARL, 3.13%, 04/01/25(c)	EUR	582	610,481
Aramark Services, Inc.(b) 5.00%, 04/01/25	USD	352	346,401
6.38%, 05/01/25		1,513	1,524,136
5.00%, 02/01/28		5,051	4,780,595
Chobani LLC/Chobani Finance Corp., Inc.(b) 7.50%, 04/15/25		6,490	6,327,890
4.63%, 11/15/28		5,365	4,888,856
Darling Global Finance BV, 3.63%, 05/15/26(c)	EUR	457	480,348
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.75%, 12/01/31(b)	USD	896	739,928
Pilgrim’s Pride Corp., 3.50%, 03/01/32		184	149,739
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		512	416,067
Tereos Finance Groupe I SA, 7.25%, 04/15/28(c)	EUR	100	106,407

			20,370,848

Gas Utilities — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)	USD	537	469,204

Ground Transportation — 0.7%
United Rentals North America, Inc., 6.00%, 12/15/29(b)		8,834	8,955,644

Health Care Equipment & Supplies — 0.7%
Avantor Funding, Inc. 2.63%, 11/01/25(c)	EUR	527	548,548
3.88%, 07/15/28(c)		100	100,858
4.63%, 07/15/28(b)	USD	279	264,353
3.88%, 11/01/29(b)		7,407	6,629,265
Embecta Corp., 6.75%, 02/15/30(b)		376	342,160
Garden Spinco Corp., 8.63%, 07/20/30(b)		963	1,028,894

			8,914,078

Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.(b) 5.50%, 07/01/28		890	862,188
5.00%, 04/15/29		146	137,240
AdaptHealth LLC(b) 6.13%, 08/01/28		372	341,552
5.13%, 03/01/30		146	123,855
AHP Health Partners, Inc., 5.75%, 07/15/29(b)		1,951	1,638,840
Cano Health LLC, 6.25%, 10/01/28(b)		484	264,990
Centene Corp. 2.45%, 07/15/28		910	791,700
3.00%, 10/15/30		3,271	2,754,447
2.50%, 03/01/31		3,139	2,541,962
2.63%, 08/01/31		548	444,050
CHS/Community Health Systems, Inc.(b) 5.63%, 03/15/27		437	383,634
6.00%, 01/15/29		3,155	2,668,751

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc.(b) (continued)
5.25%, 05/15/30	USD	2,707	$2,123,506
4.75%, 02/15/31		1,945	1,435,935
Encompass Health Corp. 4.50%, 02/01/28		116	108,122
4.75%, 02/01/30		1,923	1,748,382
4.63%, 04/01/31		1,035	904,119
HCA, Inc., 4.63%, 03/15/52(b)		895	743,111
Legacy LifePoint Health LLC(b) 6.75%, 04/15/25		1,728	1,639,803
4.38%, 02/15/27		664	543,062
Medline Borrower LP(b) 3.88%, 04/01/29		1,055	915,213
5.25%, 10/01/29		5,836	5,063,387
ModivCare, Inc., 5.88%, 11/15/25(b)		903	865,751
Molina Healthcare, Inc.(b) 4.38%, 06/15/28		294	273,505
3.88%, 11/15/30		1,259	1,098,500
3.88%, 05/15/32		2,459	2,066,547
Surgery Center Holdings, Inc.(b)
6.75%, 07/01/25		997	986,308
10.00%, 04/15/27		1,948	1,986,191
Teleflex, Inc., 4.63%, 11/15/27		294	287,172
Tenet Healthcare Corp.
4.63%, 07/15/24		567	559,300
4.63%, 09/01/24		1,234	1,212,236
4.88%, 01/01/26		5,390	5,284,140
6.25%, 02/01/27		679	667,722
5.13%, 11/01/27		817	784,361
6.13%, 10/01/28		596	571,218
6.13%, 06/15/30(b)		2,258	2,227,517

			47,048,317

Health Care Technology — 1.2%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)		8,654	7,017,178
Catalent Pharma Solutions, Inc.(b)
3.13%, 02/15/29		3,392	2,981,935
3.50%, 04/01/30		1,657	1,456,221
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		1,426	1,247,742
IQVIA, Inc. 1.75%, 03/15/26(c)	EUR	330	332,998
5.00%, 10/15/26(b)	USD	1,504	1,470,160
5.00%, 05/15/27(b)		1,011	993,399
2.25%, 03/15/29(c)	EUR	100	92,182

			15,591,815

Hotels, Restaurants & Leisure — 5.9%
Accor SA, 0.70%, 12/07/27(c)		158	76,992
Boyd Gaming Corp. 4.75%, 12/01/27	USD	746	715,489
4.75%, 06/15/31(b)		1,781	1,617,504
Boyne USA, Inc., 4.75%, 05/15/29(b)		1,752	1,564,141
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
5.75%, 04/15/25		648	650,362
3.88%, 01/15/28		1,286	1,195,980
4.38%, 01/15/28		3,126	2,885,767
4.00%, 10/15/30		534	457,905

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.(b) 6.25%, 07/01/25	USD	8,969	$8,969,419
8.13%, 07/01/27		9,313	9,499,260
4.63%, 10/15/29		1,889	1,651,930
7.00%, 02/15/30		6,747	6,865,072
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)		1,522	1,522,325
CCM Merger, Inc., 6.38%, 05/01/26(b)		915	893,369
CDI Escrow Issuer, Inc., 5.75%, 04/01/30(b)		3,500	3,380,440
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.50%, 05/01/25(b)		2,704	2,702,296
5.38%, 04/15/27		406	387,999
6.50%, 10/01/28		293	284,274
Churchill Downs, Inc.(b) 5.50%, 04/01/27		850	832,222
4.75%, 01/15/28		5,473	5,125,054
Cirsa Finance International SARL, 4.75%, 05/22/25(c)	EUR	147	153,842
Codere Finance 2 Luxembourg SA(c)(h)
(2.00% Cash or 10.75% PIK), 12.75%, 11/30/27		59	28,426
(8.00% Cash or 3.00% PIK), 11.00%, 09/30/26		132	123,812
CPUK Finance Ltd., 4.50%, 08/28/27(c)	GBP	100	103,817
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)
4.63%, 01/15/29	USD	1,760	1,544,752
6.75%, 01/15/30		318	261,628
Hilton Domestic Operating Co., Inc. 5.75%, 05/01/28(b)		1,133	1,133,000
3.75%, 05/01/29(b)		544	486,880
4.88%, 01/15/30		2,225	2,131,238
4.00%, 05/01/31(b)		1,094	958,016
3.63%, 02/15/32(b)		484	408,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		240	236,741
IRB Holding Corp., 7.00%, 06/15/25(b)		794	796,414
Lottomatica SpA/Roma, 6.25%, 07/15/25(c)	EUR	249	269,028
Melco Resorts Finance Ltd.(b) 4.88%, 06/06/25	USD	271	253,216
5.75%, 07/21/28		400	338,400
5.38%, 12/04/29		1,500	1,226,250
Merlin Entertainments Ltd., 5.75%, 06/15/26(b)		1,386	1,314,587
MGM Resorts International, 5.75%, 06/15/25		322	321,225
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		1,247	1,084,059
Motion Bondco DAC, 6.63%, 11/15/27(b)		450	415,225
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp., 5.63%, 09/01/29(b)		1,188	876,875
Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, 11/01/26(b)		973	904,890
Scientific Games International, Inc.(b) 8.63%, 07/01/25		1,054	1,079,033
7.00%, 05/15/28		706	698,940
7.25%, 11/15/29		241	241,465
Six Flags Theme Parks, Inc., 7.00%, 07/01/25(b)		1,518	1,533,689
Station Casinos LLC(b) 4.50%, 02/15/28		1,147	1,035,168
4.63%, 12/01/31		1,433	1,210,168

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
Stonegate Pub Co. Financing PLC, 8.00%, 07/13/25(c)	GBP	159	$179,955
Vail Resorts, Inc., 6.25%, 05/15/25(b)	USD	811	812,898
Wyndham Hotels & Resorts, Inc., 4.38%, 08/15/28(b)		811	747,120
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)		1,353	1,278,585
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29		3,382	3,072,074
7.13%, 02/15/31		1,023	1,037,701
Yum! Brands, Inc., 4.75%, 01/15/30(b)		167	159,550

			79,734,842

Household Durables — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
6.63%, 01/15/28		406	368,095
4.63%, 08/01/29		547	443,070
4.63%, 04/01/30		636	523,663
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b) 5.00%, 06/15/29		1,154	882,810
4.88%, 02/15/30		1,424	1,073,910
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25(b)		1,328	1,138,760
Installed Building Products, Inc., 5.75%, 02/01/28(b)		723	665,783
K Hovnanian Enterprises, Inc., 7.75%, 02/15/26(b)		1,893	1,855,140
KB Home, 7.25%, 07/15/30		328	332,670
Mattamy Group Corp., 4.63%, 03/01/30(b)		1,582	1,375,994
Meritage Homes Corp., 5.13%, 06/06/27		286	278,135
NCR Corp.(b) 5.00%, 10/01/28		563	494,857
5.13%, 04/15/29		1,991	1,722,720
SWF Escrow Issuer Corp., 6.50%, 10/01/29(b)		1,738	1,068,870
Taylor Morrison Communities, Inc.(b) 5.88%, 06/15/27		1,431	1,403,853
5.13%, 08/01/30		336	310,154
Tempur Sealy International, Inc.(b) 4.00%, 04/15/29		1,177	1,035,501
3.88%, 10/15/31		68	56,780
Tri Pointe Homes, Inc., 5.70%, 06/15/28		291	280,000

			15,310,765

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 02/01/28		280	269,500
4.13%, 10/15/30		768	678,605
4.13%, 04/30/31(b)		998	861,733

			1,809,838

Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp.(b) 5.25%, 06/01/26		136	132,586
4.50%, 02/15/28		112	103,893
5.13%, 03/15/28		2,897	2,652,407
5.00%, 02/01/31		311	263,267
3.75%, 03/01/31		15	12,652
Clearway Energy Operating LLC(b) 4.75%, 03/15/28		823	785,965

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers (continued)
Clearway Energy Operating LLC(b) (continued)
3.75%, 01/15/32	USD	1,484	$1,233,325
Cullinan Holdco Scsp, 4.63%, 10/15/26(c)	EUR	100	95,176
NRG Energy, Inc.
5.75%, 01/15/28	USD	248	243,210
5.25%, 06/15/29(b)		730	677,706
7.00%, 03/15/33(b)		980	1,015,202
TerraForm Power Operating LLC, 4.75%, 01/15/30(b)		1,053	944,210
TransAlta Corp., 7.75%, 11/15/29		590	620,022

			8,779,621

Insurance — 3.2%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/29(b)		1,205	995,717
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)
4.25%, 10/15/27		8,249	7,388,547
6.75%, 10/15/27		12,437	11,535,318
6.75%, 04/15/28		3,296	3,258,920
5.88%, 11/01/29		6,477	5,462,008
AmWINS Group, Inc., 4.88%, 06/30/29(b)		1,494	1,322,190
Ardonagh Midco 2 PLC, (11.50% Cash or 12.75% PIK), 11.50%, 01/15/27(b)(h)		484	440,589
Galaxy Bidco Ltd., 6.50%, 07/31/26(c)	GBP	100	110,407
GTCR AP Finance, Inc., 8.00%, 05/15/27(b)	USD	1,723	1,644,249
HUB International Ltd., 7.00%, 05/01/26(b)		6,921	6,802,012
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/30		1,475	1,528,793
10.50%, 12/15/30(b)		1,461	1,471,530
Liberty Mutual Group, Inc., (5 year EUR Swap + 3.70%), 3.63%, 05/23/59(a)(c)	EUR	100	99,232
Ryan Specialty Group LLC, 4.38%, 02/01/30(b)	USD	879	768,578

			42,828,090

Interactive Media & Services — 0.2%
Arches Buyer, Inc., 4.25%, 06/01/28(b)		562	469,692
Cablevision Lightpath LLC, 5.63%, 09/15/28(b)		1,201	828,750
iliad SA(c)
5.38%, 06/14/27	EUR	100	107,577
5.63%, 02/15/30		100	105,196
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.(b)
4.75%, 04/30/27	USD	1,533	1,309,682
6.00%, 02/15/28		121	89,527

			2,910,424

Internet Software & Services — 1.9%
ANGI Group LLC, 3.88%, 08/15/28(b)		1,361	1,034,005
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)
5.25%, 12/01/27		1,113	1,083,077
3.50%, 03/01/29		998	862,901
Match Group Holdings II LLC(b)
5.63%, 02/15/29		2,579	2,424,883
4.13%, 08/01/30		1,053	906,633
3.63%, 10/01/31		825	671,364
Uber Technologies, Inc.
7.50%, 05/15/25(b)		2,820	2,856,160
0.00%, 12/15/25(l)		1,757	1,545,775

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Internet Software & Services (continued)
Uber Technologies, Inc. (continued)
8.00%, 11/01/26(b)	USD	2,453	$2,514,889
7.50%, 09/15/27(b)		3,952	4,074,947
6.25%, 01/15/28(b)		1,356	1,352,610
4.50%, 08/15/29(b)		6,589	6,004,226

			25,331,470

IT Services — 2.6%
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)		886	733,734
Atos SE(c)
1.75%, 05/07/25	EUR	100	96,364
2.50%, 11/07/28		100	81,896
Booz Allen Hamilton, Inc.(b)
3.88%, 09/01/28	USD	1,374	1,253,830
4.00%, 07/01/29		2,334	2,106,233
CA Magnum Holdings, 5.38%, 10/31/26(b)		2,652	2,340,390
Camelot Finance SA, 4.50%, 11/01/26(b)		3,071	2,902,095
Dun & Bradstreet Corp., 5.00%, 12/15/29(b)		5,191	4,494,736
Fair Isaac Corp., 4.00%, 06/15/28(b)		1,959	1,816,972
Gartner, Inc.(b)
4.50%, 07/01/28		1,194	1,133,345
3.63%, 06/15/29		540	481,845
KBR, Inc., 4.75%, 09/30/28(b)		1,050	938,292
La Financiere Atalian SASU, 5.13%, 05/15/25(c)	EUR	100	72,924
McAfee Corp., 7.38%, 02/15/30(b)	USD	7,292	6,114,300
Presidio Holdings, Inc., 4.88%, 02/01/27(b)		265	253,245
Science Applications International Corp., 4.88%, 04/01/28(b)		1,024	953,465
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 5.75%, 06/01/25(b)		816	809,057
Twilio, Inc.
3.63%, 03/15/29		2,203	1,900,087
3.88%, 03/15/31		3,079	2,612,593
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		5,028	4,352,865

			35,448,268

Leisure Products — 0.2%
Mattel, Inc.
3.75%, 04/01/29(b)		327	293,802
6.20%, 10/01/40		1,016	915,040
5.45%, 11/01/41		1,827	1,538,343

			2,747,185

Machinery — 1.8%
ATS Corp., 4.13%, 12/15/28(b)		553	490,461
Chart Industries, Inc.(b)
7.50%, 01/01/30		3,372	3,484,018
9.50%, 01/01/31		502	529,610
Husky III Holding Ltd., (13.00% Cash or 13.75% PIK), 13.00%, 02/15/25(b)(h)		1,662	1,404,390
IMA Industria Macchine Automatiche SPA, 3.75%, 01/15/28(c)	EUR	100	95,023
Madison IAQ LLC, 5.88%, 06/30/29(b)	USD	1,905	1,471,612
Mueller Water Products, Inc., 4.00%, 06/15/29(b)		385	343,910
Novafives SAS, 5.00%, 06/15/25(c)	EUR	100	94,905
OT Merger Corp., 7.88%, 10/15/29(b)	USD	621	366,410
Renk AG/Frankfurt am Main, 5.75%, 07/15/25(c)	EUR	129	136,740
Terex Corp., 5.00%, 05/15/29(b)	USD	1,766	1,643,281
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/26(b)		4,542	3,803,925

Security	Par (000)		Value

Machinery (continued)
TK Elevator Holdco GmbH
6.63%, 07/15/28(c)	EUR	90	$82,452
7.63%, 07/15/28(b)	USD	2,645	2,285,912
TK Elevator Midco GmbH, 4.38%, 07/15/27(c)	EUR	568	555,936
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)	USD	7,368	6,956,129

			23,744,714

Marine Transportation — 0.0%
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30		265	248,021

Media — 12.6%
Altice Financing SA
2.25%, 01/15/25(c)	EUR	100	101,942
4.25%, 08/15/29(c)		101	87,889
5.75%, 08/15/29(b)	USD	7,044	5,599,980
Altice France Holding SA, 10.50%, 05/15/27(b)		2,628	2,010,420
AMC Networks, Inc.
4.75%, 08/01/25		1,038	920,540
4.25%, 02/15/29		684	420,530
Block Communications, Inc., 4.88%, 03/01/28(b)		495	427,722
Cable One, Inc.
0.00%, 03/15/26(l)		475	374,775
1.13%, 03/15/28		1,164	850,884
4.00%, 11/15/30(b)		3,411	2,776,454
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
4.75%, 03/01/30		2,118	1,835,025
4.25%, 02/01/31		2,994	2,448,074
7.38%, 03/01/31		13,260	13,052,812
4.75%, 02/01/32		7,438	6,246,823
4.25%, 01/15/34		970	758,656
Charter Communications Operating LLC/Charter Communications Operating Capital
4.40%, 04/01/33		334	296,395
5.50%, 04/01/63		606	491,757
Clear Channel International BV, 6.63%, 08/01/25(b)		1,965	1,912,107
Clear Channel Outdoor Holdings, Inc.(b)
5.13%, 08/15/27		7,568	6,792,280
7.75%, 04/15/28		412	309,000
7.50%, 06/01/29		9,974	7,088,522
CMG Media Corp., 8.88%, 12/15/27(b)		3,180	2,404,080
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/01/26(b)		9,224	8,670,560
CSC Holdings LLC
5.25%, 06/01/24		1,120	1,080,800
5.50%, 04/15/27(b)		1,406	1,183,993
4.13%, 12/01/30(b)		12,558	9,019,030
Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/27(b)		2,469	2,236,173
DISH DBS Corp.
5.75%, 12/01/28(b)		8,407	6,273,724
5.13%, 06/01/29		2,193	1,167,773
DISH Network Corp., 11.75%, 11/15/27(b)		3,434	3,330,980
Frontier Communications Holdings LLC, 8.75%, 05/15/30(b)		12,473	12,423,233
GCI LLC, 4.75%, 10/15/28(b)		498	429,640
Global Switch Holdings Ltd., 2.25%, 05/31/27(c)	EUR	106	107,862
Iliad Holding SASU(b)
6.50%, 10/15/26	USD	7,230	6,890,332
7.00%, 10/15/28		3,741	3,549,423

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)	USD	4,017	$3,794,056
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(h)		1,139	272,926
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)		1,076	707,470
Live Nation Entertainment, Inc.(b)
4.88%, 11/01/24		134	131,320
5.63%, 03/15/26		104	100,620
6.50%, 05/15/27		8,159	8,246,660
4.75%, 10/15/27		3,639	3,366,075
3.75%, 01/15/28		1,342	1,201,090
Lorca Telecom Bondco SA, 4.00%, 09/18/27(c)	EUR	274	272,326
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27(b)	USD	972	879,660
Odeon Finco PLC, 12.75%, 11/01/27(b)		303	278,632
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		2,974	2,679,068
4.25%, 01/15/29		1,212	1,005,960
4.63%, 03/15/30		383	319,410
Pinewood Finance Co. Ltd., 3.63%, 11/15/27(c)	GBP	100	109,328
Radiate Holdco LLC/Radiate Finance, Inc.(b)
4.50%, 09/15/26	USD	1,971	1,542,308
6.50%, 09/15/28		5,077	2,081,570
Sable International Finance Ltd., 5.75%, 09/07/27(b)		539	502,213
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(c)(k)	EUR	100	106,010
Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	USD	4,302	3,468,488
Sirius XM Radio, Inc., 5.00%, 08/01/27(b)		6,532	6,115,324
Stagwell Global LLC, 5.63%, 08/15/29(b)		553	484,946
Summer BC Holdco B SARL, 5.75%, 10/31/26(c)	EUR	100	94,351
Summer BidCo BV, (9.00% Cash or 9.75% PIK), 9.00%, 11/15/25(c)(h)		166	138,770
TEGNA, Inc., 4.75%, 03/15/26(b)	USD	240	227,664
Tele Columbus AG, 3.88%, 05/02/25(c)	EUR	185	148,869
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	USD	2,000	1,840,000
Univision Communications, Inc.(b)
6.63%, 06/01/27		1,816	1,721,931
7.38%, 06/30/30		1,033	976,640
UPC Broadband Finco BV, 4.88%, 07/15/31(b)		1,894	1,637,799
Virgin Media Secured Finance PLC
5.00%, 04/15/27(c)	GBP	142	163,785
4.50%, 08/15/30(b)	USD	350	300,934
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(c)	GBP	100	104,684
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	USD	2,360	2,097,450
VZ Secured Financing BV, 3.50%, 01/15/32(c)	EUR	170	146,675
Warnermedia Holdings, Inc.
6.41%, 03/15/26	USD	445	447,247
5.14%, 03/15/52(b)		5,496	4,453,043
5.39%, 03/15/62(b)		2,809	2,270,563
Ziggo Bond Co. BV(b)
6.00%, 01/15/27		291	268,480

Security	Par (000)		Value

Media (continued)
Ziggo Bond Co. BV(b) (continued)
5.13%, 02/28/30	USD	868	$697,920
Ziggo BV, 4.88%, 01/15/30(b)		1,165	993,163

			169,965,618

Metals & Mining — 3.4%
Arconic Corp.(b)
6.00%, 05/15/25		1,484	1,484,000
6.13%, 02/15/28		3,194	3,141,961
ATI, Inc.
5.88%, 12/01/27		1,060	1,035,514
4.88%, 10/01/29		550	500,529
5.13%, 10/01/31		1,063	967,330
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)		6,251	6,203,242
Carpenter Technology Corp.
6.38%, 07/15/28		379	369,679
7.63%, 03/15/30		1,152	1,191,565
Commercial Metals Co.
4.13%, 01/15/30		163	143,873
4.38%, 03/15/32		246	211,616
Constellium SE
4.25%, 02/15/26(c)	EUR	394	414,577
5.88%, 02/15/26(b)	USD	1,569	1,570,726
5.63%, 06/15/28(b)		5,503	5,194,975
3.75%, 04/15/29(b)		1,352	1,171,116
ERO Copper Corp., 6.50%, 02/15/30(b)		1,008	877,590
Kaiser Aluminum Corp.(b)
4.63%, 03/01/28		3,034	2,700,325
4.50%, 06/01/31		3,314	2,721,490
New Gold, Inc., 7.50%, 07/15/27(b)		2,345	2,257,227
Nexans SA, 5.50%, 04/05/28(i)	EUR	100	110,519
Novelis Corp.(b)
3.25%, 11/15/26	USD	1,972	1,802,142
4.75%, 01/30/30		9,921	9,115,365
3.88%, 08/15/31		1,299	1,094,070
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(c)	EUR	1,029	970,245
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29(b)	USD	659	588,428
Vedanta Resources Finance II PLC, 8.95%, 03/11/25(b)		577	351,970

			46,190,074

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%, 11/01/23(b)		157	157,295

Multi-Utilities — 0.0%
UGI International LLC, 2.50%, 12/01/29(c)	EUR	100	84,543

Offshore Drilling & Other Services(b) — 0.9%
Entegris Escrow Corp., 4.75%, 04/15/29	USD	9,272	8,765,773
Entegris, Inc.
4.38%, 04/15/28		747	674,860
3.63%, 05/01/29		3,539	3,054,723

			12,495,356

Oil, Gas & Consumable Fuels — 16.9%
Aethon United BR LP/Aethon United Finance Corp., 8.25%, 02/15/26(b)		4,622	4,535,199
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.75%, 03/01/27		669	653,626

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b) (continued)
5.38%, 06/15/29	USD	1,137	$1,070,077
Antero Resources Corp., 7.63%, 02/01/29(b)		410	419,225
Apache Corp.
4.25%, 01/15/30		1,070	976,375
5.10%, 09/01/40		808	684,780
5.35%, 07/01/49		604	466,794
Arcosa, Inc., 4.38%, 04/15/29(b)		1,988	1,768,048
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		4,668	5,670,486
5.88%, 06/30/29		2,122	1,872,665
Buckeye Partners LP 4.13%, 03/01/25(b)		34	32,161
5.85%, 11/15/43		816	616,153
5.60%, 10/15/44		553	391,603
Callon Petroleum Co. 8.25%, 07/15/25		279	277,047
6.38%, 07/01/26		929	882,550
8.00%, 08/01/28(b)		5,007	4,960,435
7.50%, 06/15/30(b)		4,583	4,308,020
Cellnex Finance Co. SA, 1.00%, 09/15/27(c)	EUR	100	92,493
Cellnex Telecom SA(c) 1.75%, 10/23/30		100	86,494
Series CLNX, 0.75%, 11/20/31		200	171,263
Cheniere Energy Partners LP 4.50%, 10/01/29	USD	4,146	3,851,678
4.00%, 03/01/31		1,225	1,090,177
3.25%, 01/31/32		3,650	3,015,338
Chesapeake Energy Corp., 6.75%, 04/15/29(b)		2,647	2,627,836
CITGO Petroleum Corp., 7.00%, 06/15/25(b)		2,745	2,708,217
Civitas Resources, Inc., 5.00%, 10/15/26(b)		477	448,385
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		520	447,200
CNX Resources Corp.(b) 6.00%, 01/15/29		312	291,720
7.38%, 01/15/31		928	914,080
Comstock Resources, Inc.(b) 6.75%, 03/01/29		4,854	4,441,604
5.88%, 01/15/30		2,327	1,999,237
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		7,398	6,649,692
Crescent Energy Finance LLC(b) 7.25%, 05/01/26		5,449	5,122,060
9.25%, 02/15/28		1,363	1,306,776
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(b)
6.00%, 02/01/29		1,422	1,353,730
8.00%, 04/01/29		265	270,300
7.38%, 02/01/31		921	921,000
CrownRock LP/CrownRock Finance, Inc.(b) 5.63%, 10/15/25		3,664	3,590,935
5.00%, 05/01/29		162	150,921
DCP Midstream Operating LP(b) 6.45%, 11/03/36		920	954,169
6.75%, 09/15/37		2,031	2,203,087
Diamondback Energy, Inc. 6.25%, 03/15/33		2,505	2,647,229
4.25%, 03/15/52		1,437	1,127,434
DT Midstream, Inc.(b) 4.13%, 06/15/29		1,998	1,751,651

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DT Midstream, Inc.(b) (continued) 4.38%, 06/15/31	USD	2,333	$2,032,486
Dycom Industries, Inc., 4.50%, 04/15/29(b)		654	590,235
Earthstone Energy Holdings LLC, 8.00%, 04/15/27(b)		1,407	1,365,251
eG Global Finance PLC 3.63%, 02/07/24(c)	EUR	133	140,820
6.75%, 02/07/25(b)	USD	1,158	1,071,775
8.50%, 10/30/25(b)		1,586	1,484,528
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32(b)		771	662,614
Energy Transfer LP 3.75%, 05/15/30		940	867,442
5.30%, 04/15/47		626	548,554
5.00%, 05/15/50		2,934	2,504,252
Series H, (5 year CMT + 5.69%), 6.50%(a)(k)		2,326	2,046,880
EnLink Midstream LLC 5.63%, 01/15/28(b)		2,761	2,705,780
5.38%, 06/01/29		1,089	1,048,163
6.50%, 09/01/30(b)		1,151	1,163,903
EnLink Midstream Partners LP 4.15%, 06/01/25		43	41,710
4.85%, 07/15/26		297	285,863
5.60%, 04/01/44		1,433	1,169,572
5.45%, 06/01/47		246	196,057
EnQuest PLC, 11.63%, 11/01/27(b)		200	185,231
EQM Midstream Partners LP 6.00%, 07/01/25(b)		634	626,766
4.13%, 12/01/26		361	327,839
6.50%, 07/01/27(b)		1,929	1,869,741
4.50%, 01/15/29(b)		147	124,950
7.50%, 06/01/30(b)		1,558	1,509,312
Genesis Energy LP/Genesis Energy Finance Corp. 6.50%, 10/01/25		667	646,088
7.75%, 02/01/28		477	462,484
8.88%, 04/15/30		849	859,613
Gulfport Energy Corp., 8.00%, 05/17/26(b)		152	150,480
Harbour Energy PLC, 5.50%, 10/15/26(b)		420	367,500
Harvest Midstream I LP, 7.50%, 09/01/28(b)		315	314,156
Hess Midstream Operations LP, 4.25%, 02/15/30(b)		1,313	1,172,640
Hilcorp Energy I LP/Hilcorp Finance Co.(b) 6.25%, 11/01/28		514	487,780
5.75%, 02/01/29		1,271	1,170,013
6.00%, 02/01/31		59	54,324
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(c)	EUR	100	96,250
ITT Holdings LLC, 6.50%, 08/01/29(b)	USD	1,889	1,594,920
Kinder Morgan, Inc., 4.80%, 02/01/33		531	512,323
Kinetik Holdings LP, 5.88%, 06/15/30(b)		2,667	2,566,987
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(b)		135	131,267
MasTec, Inc., 4.50%, 08/15/28(b)		951	879,008
Matador Resources Co., 5.88%, 09/15/26		3,089	3,047,669
MPLX LP, 4.95%, 03/14/52		1,590	1,381,994
Murphy Oil Corp. 5.75%, 08/15/25		129	127,399
5.88%, 12/01/27		228	222,057
6.13%, 12/01/42		141	116,821
Murphy Oil USA, Inc., 4.75%, 09/15/29		928	845,325
Nabors Industries Ltd.(b) 7.25%, 01/15/26		596	568,435

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Nabors Industries Ltd.(b) (continued) 7.50%, 01/15/28	USD	1,749	$1,614,156
Nabors Industries, Inc. 5.75%, 02/01/25		4,263	4,129,781
7.38%, 05/15/27(b)		2,672	2,616,903
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)		200	193,852
New Fortress Energy, Inc.(b) 6.75%, 09/15/25		6,389	6,149,412
6.50%, 09/30/26		5,475	5,037,000
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/26(b)		1,056	1,018,917
NGPL PipeCo LLC, 7.77%, 12/15/37(b)		1,640	1,807,223
Northern Oil & Gas, Inc., 8.13%, 03/01/28(b)		6,882	6,826,600
NuStar Logistics LP 6.00%, 06/01/26		1,631	1,598,723
6.38%, 10/01/30		75	71,963
Occidental Petroleum Corp. 6.95%, 07/01/24		171	173,153
5.88%, 09/01/25		444	447,451
8.88%, 07/15/30		4,103	4,772,363
6.63%, 09/01/30		2,449	2,579,213
6.13%, 01/01/31		167	173,263
7.50%, 05/01/31		581	640,785
6.45%, 09/15/36		1,690	1,776,917
6.20%, 03/15/40		4,117	4,139,232
4.63%, 06/15/45		100	80,101
6.60%, 03/15/46		818	860,033
4.40%, 04/15/46		372	294,810
4.20%, 03/15/48		121	93,775
ONEOK, Inc., 4.95%, 07/13/47		625	523,700
Ovintiv, Inc., 6.63%, 08/15/37		503	507,366
Parkland Corp., 5.88%, 07/15/27(b)		1,223	1,186,420
PDC Energy, Inc. 6.13%, 09/15/24		356	354,220
5.75%, 05/15/26		134	130,442
Permian Resources Operating LLC(b) 7.75%, 02/15/26		1,451	1,454,627
6.88%, 04/01/27		2,102	2,056,430
5.88%, 07/01/29		2,147	2,032,973
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29		890	795,705
5.15%, 06/01/42		1,259	1,060,463
Precision Drilling Corp., 6.88%, 01/15/29(b)		76	68,970
Range Resources Corp., 4.88%, 05/15/25		464	454,911
Rockcliff Energy II LLC, 5.50%, 10/15/29(b)		1,060	939,441
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		452	402,663
SM Energy Co. 5.63%, 06/01/25		933	904,633
6.75%, 09/15/26		724	709,998
6.63%, 01/15/27		85	81,656
6.50%, 07/15/28		812	774,859
Southwestern Energy Co. 5.70%, 01/23/25		11	11,005
5.38%, 02/01/29		2,410	2,271,425
Sunoco LP/Sunoco Finance Corp. 6.00%, 04/15/27		339	334,690
5.88%, 03/15/28		808	775,680
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
7.50%, 10/01/25		74	73,967

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b) (continued)
6.00%, 03/01/27	USD	250	$236,649
5.50%, 01/15/28		805	736,062
6.00%, 12/31/30		171	152,828
6.00%, 09/01/31		686	606,607
Tap Rock Resources LLC, 7.00%, 10/01/26(b)		6,991	6,124,522
Targa Resources Corp., 6.25%, 07/01/52		951	937,489
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.00%, 01/15/32		923	804,431
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		947	974,529
Transocean, Inc.(b) 7.50%, 01/15/26		1,355	1,230,286
11.50%, 01/30/27		1,179	1,217,671
8.75%, 02/15/30		4,552	4,643,040
Vantage Drilling International, 9.50%, 02/15/28(b)		2,353	2,306,434
Venture Global Calcasieu Pass LLC(b) 3.88%, 08/15/29		4,750	4,284,500
4.13%, 08/15/31		402	353,189
3.88%, 11/01/33		10,112	8,494,080
Vermilion Energy, Inc., 6.88%, 05/01/30(b)		807	734,928
Western Midstream Operating LP 6.15%, 04/01/33		350	354,746
5.45%, 04/01/44		1,561	1,361,223
5.30%, 03/01/48		1,851	1,568,371
5.50%, 08/15/48		703	605,403
5.50%, 02/01/50		4,186	3,551,821

			228,445,886

Passenger Airlines — 2.3%
Air Canada, 3.88%, 08/15/26(b)		1,881	1,707,951
Air France-KLM, 8.13%, 05/31/28(c)	EUR	100	109,100
Allegiant Travel Co., 7.25%, 08/15/27(b)	USD	553	550,511
American Airlines, Inc.(b) 11.75%, 07/15/25		7,195	7,871,618
7.25%, 02/15/28		345	335,512
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(b)
5.50%, 04/20/26		405	398,324
5.75%, 04/20/29		4,667	4,476,903
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)		949	915,359
Deutsche Lufthansa AG, 3.50%, 07/14/29(c)	EUR	300	284,516
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/26(b)	USD	1,377	1,307,262
International Consolidated Airlines Group SA(c) 1.50%, 07/04/27	EUR	100	89,130
Series IAG, 1.13%, 05/18/28		200	172,501
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	USD	3,386	3,375,072
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(b)		1,166	1,172,640
United Airlines Pass-Through Trust
Series 2020-1, Class A, 5.88%, 04/15/29		2,542	2,534,349
Series 2020-1, Class B, 4.88%, 07/15/27		203	195,843

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines (continued)
United Airlines, Inc.(b) 4.38%, 04/15/26	USD	2,546	$2,435,792
4.63%, 04/15/29		3,730	3,373,790

			31,306,173

Personal Care Products — 0.0%
Coty, Inc., 3.88%, 04/15/26(c)	EUR	106	110,359
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	USD	83	77,500

			187,859

Pharmaceuticals — 1.3%
Bayer AG, (5 year EUR Swap + 3.75%), 4.50%, 03/25/82(a)(c)	EUR	300	300,923
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)	USD	1,243	1,106,556
Gruenenthal GmbH(c) 3.63%, 11/15/26	EUR	100	102,214
4.13%, 05/15/28		117	114,832
Jazz Securities DAC, 4.38%, 01/15/29(b)	USD	1,794	1,650,480
Option Care Health, Inc., 4.38%, 10/31/29(b)		1,054	930,776
Organon & Co./Organon Foreign Debt Co.-Issuer BV(b)
4.13%, 04/30/28		2,405	2,198,435
5.13%, 04/30/31		3,807	3,379,255
PRA Health Sciences, Inc., 2.88%, 07/15/26(b)		2,163	1,995,173
Prestige Brands, Inc., 3.75%, 04/01/31(b)		834	706,890
Rossini SARL, 6.75%, 10/30/25(c)	EUR	101	109,904
Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/27		100	97,863
7.38%, 09/15/29		192	210,235
7.88%, 09/15/31		100	111,344
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/26	USD	1,845	1,659,347
4.75%, 05/09/27		513	477,090
6.75%, 03/01/28		531	527,349
7.88%, 09/15/29		1,356	1,413,630
8.13%, 09/15/31		512	535,936

			17,628,232

Real Estate — 0.2%
VICI Properties LP, 5.63%, 05/15/52		2,051	1,846,864
VICI Properties LP/VICI Note Co., Inc., 4.50%, 01/15/28(b)		323	299,113

			2,145,977

Real Estate Management & Development — 0.5%
Agps Bondco PLC(c)(f)(j) 3.25%, 08/05/25	EUR	200	86,001
2.75%, 11/13/26		200	83,853
Aroundtown SA, (5 year GBP Swap + 4.38%), 4.75%(a)(c)(k)	GBP	215	92,627
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	USD	1,451	1,299,044
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(c)	EUR	100	75,915
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(c)(k)		375	203,344
Howard Hughes Corp., 4.38%, 02/01/31(b)	USD	2,697	2,171,085

Security		Par (000)	Value

Real Estate Management & Development (continued)
Realogy Group LLC/Realogy Co.-Issuer Corp.(b)
5.75%, 01/15/29	USD	1,495	$1,118,948
5.25%, 04/15/30		714	520,420
Starwood Property Trust, Inc., 4.38%, 01/15/27(b)		406	335,543

			5,986,780

Semiconductors & Semiconductor Equipment — 1.3%
ams-OSRAM AG, Series AMS, 0.00%, 03/05/25(c)(l)	EUR	200	173,023
Broadcom, Inc.
4.30%, 11/15/32	USD	3,570	3,289,190
3.42%, 04/15/33(b)		2,373	1,985,512
3.14%, 11/15/35(b)		1,244	956,710
Marvell Technology, Inc., 2.95%, 04/15/31		601	501,865
Sensata Technologies B.V.(b)
5.63%, 11/01/24		1,400	1,395,834
5.00%, 10/01/25		2,021	2,006,196
5.88%, 09/01/30		2,109	2,090,546
Sensata Technologies, Inc.(b)
4.38%, 02/15/30		3,077	2,803,636
3.75%, 02/15/31		146	127,750
Synaptics, Inc., 4.00%, 06/15/29(b)		2,127	1,831,636

			17,161,898

Software — 4.4%
ACI Worldwide, Inc., 5.75%, 08/15/26(b)		1,133	1,121,670
Alteryx, Inc., 8.75%, 03/15/28		1,225	1,232,926
Black Knight InfoServ LLC, 3.63%, 09/01/28(b)		1,997	1,814,774
Boxer Parent Co., Inc.
6.50%, 10/02/25(c)	EUR	173	185,408
7.13%, 10/02/25(b)	USD	3,099	3,084,228
9.13%, 03/01/26(b)		4,443	4,308,467
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)		5,945	5,843,214
Cloud Software Group Holdings, Inc., 6.50%, 03/31/29(b)		15,221	13,464,557
Crowdstrike Holdings, Inc., 3.00%, 02/15/29		230	200,727
Elastic NV, 4.13%, 07/15/29(b)		3,665	3,128,994
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 4.63%, 05/01/28(b)		400	324,987
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		1,861	1,598,099
MicroStrategy, Inc., 6.13%, 06/15/28(b)		2,441	2,166,388
MSCI, Inc.(b)
3.63%, 09/01/30		996	865,833
3.88%, 02/15/31		821	730,772
Open Text Corp., 6.90%, 12/01/27(b)		4,576	4,720,602
Oracle Corp.
2.88%, 03/25/31		1,467	1,255,315
6.25%, 11/09/32		711	764,717
3.60%, 04/01/50		1,824	1,293,753
3.95%, 03/25/51		2,908	2,188,204
6.90%, 11/09/52		2,608	2,923,219
PTC, Inc., 4.00%, 02/15/28(b)		79	73,823
SS&C Technologies, Inc., 5.50%, 09/30/27(b)		6,271	6,084,742
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 09/01/25(b)		165	124,205

			59,499,624

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Specialized REITs — 0.2%
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)	USD	2,647	$2,567,590

Specialty Retail — 0.5%
Arko Corp., 5.13%, 11/15/29(b)		981	811,963
Goldstory SASU, 5.38%, 03/01/26(c)	EUR	100	99,611
PetSmart, Inc./PetSmart Finance Corp.(b)
4.75%, 02/15/28	USD	443	415,866
7.75%, 02/15/29		3,269	3,208,883
Staples, Inc., 7.50%, 04/15/26(b)		1,942	1,701,445

			6,237,768

Technology Hardware, Storage & Peripherals — 0.1%
Coherent Corp., 5.00%, 12/15/29(b)		1,682	1,526,751

Textiles, Apparel & Luxury Goods — 0.3%
Crocs, Inc.(b)
4.25%, 03/15/29		369	323,659
4.13%, 08/15/31		793	653,355
European TopSoho SARL, Series SMCP, 4.00%, 09/21/21(c)(f)(j)	EUR	200	187,862
Hanesbrands, Inc., 9.00%, 02/15/31(b)	USD	1,541	1,577,599
Kontoor Brands, Inc., 4.13%, 11/15/29(b)		525	450,546
Levi Strauss & Co., 3.50%, 03/01/31(b)		914	779,185
William Carter Co., 5.63%, 03/15/27(b)		543	527,774

			4,499,980

Transportation Infrastructure(c) — 0.0%
Azzurra Aeroporti SpA, 2.13%, 05/30/24	EUR	188	198,142
Gatwick Airport Finance PLC, 4.38%, 04/07/26	GBP	100	113,337
Heathrow Finance PLC, 4.38%, 09/01/29(m)		115	117,747
Promontoria Holding 264 BV, 6.38%, 03/01/27	EUR	100	104,048

			533,274

Utilities(b) — 0.2%
Consensus Cloud Solutions, Inc.
6.00%, 10/15/26	USD	386	335,343
6.50%, 10/15/28		475	393,917
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28		1,515	1,385,988
Vistra Operations Co. LLC
5.50%, 09/01/26		91	88,344
5.00%, 07/31/27		91	86,041
4.38%, 05/01/29		868	768,540

			3,058,173

Wireless Telecommunication Services — 1.7%
Altice France SA/France
2.13%, 02/15/25(c)	EUR	100	100,056
5.88%, 02/01/27(c)		100	95,640
8.13%, 02/01/27(b)	USD	2,712	2,510,498
5.13%, 01/15/29(b)		2,175	1,657,415
5.13%, 07/15/29(b)		569	428,173
5.50%, 10/15/29(b)		2,684	2,052,336
Liberty Costa Rica Senior Secured Finance, 10.88%, 01/15/31(b)		643	603,938
SBA Communications Corp.
3.13%, 02/01/29		3,693	3,212,688
3.88%, 02/15/27		5,258	4,963,728
VICI Properties LP/VICI Note Co., Inc.(b)
5.63%, 05/01/24		300	297,377
3.50%, 02/15/25		401	380,033
4.63%, 06/15/25		257	248,471
4.25%, 12/01/26		425	396,532

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc.(b) (continued)
4.63%, 12/01/29	USD	3,379	$3,075,953
4.13%, 08/15/30		1,219	1,076,726
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(c)	GBP	200	203,544
4.50%, 07/15/31(c)		201	197,123
4.75%, 07/15/31(b)	USD	1,592	1,364,694
Vodafone Group PLC, (5 year EUR Swap + 3.48%), 3.00%, 08/27/80(a)(c)	EUR	100	87,497

			22,952,422

Total Corporate Bonds — 121.8% (Cost: $1,727,083,763)			1,642,042,587

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
Peraton Corp.
2nd Lien Term Loan B1, (3 mo. LIBOR US at 0.75% Floor + 7.75%), 12.65%, 02/01/29	USD	2,790	2,706,390
Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 02/01/28		2,895	2,852,891

			5,559,281

Air Freight & Logistics — 0.3%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.45%, 04/06/28		605	582,612
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 4.25%), 9.09%, 12/15/28		3,556	2,981,139

			3,563,751

Banks — 0.3%
DirecTV Financing LLC, Term Loan, (1 mo. LIBOR US at 0.75% Floor + 5.00%), 9.84%, 08/02/27		4,242	4,073,860

Beverages — 0.0%
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. SOFRTE at 0.50% Floor + 6.00%), 11.00%, 01/24/30		156	116,349

Capital Markets — 0.2%
Ascensus Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.50%), 11.31%, 08/02/29		994	888,034
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 6.75%), 11.91%, 04/07/28		1,206	1,104,491

			1,992,525

Chemicals — 0.4%
Arc Falcon I, Inc.
2021 Delayed Draw Term Loan, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 10/02/28		130	116,819
2021 Term Loan, (1 mo. LIBOR US at 0.50% Floor + 3.75%), 8.59%, 09/30/28		878	790,208
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.75%), 9.71%, 08/27/26		952	934,766

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Discovery Purchaser Corp., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.375%), 9.25%, 10/04/29	USD	2,508	$2,370,844
Momentive Performance Materials, Inc., 2023 Term Loan, 03/31/28(g)(n)		1,175	1,148,562
W.R. Grace Holdings LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.75%), 8.94%, 09/22/28		482	477,493

			5,838,692

Commercial Services & Supplies — 0.4%
Propulsion BC Newco. LLC, Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 8.90%, 09/14/29		149	146,581
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR US + 4.00%), 8.84%, 08/27/25		5,455	5,442,249

			5,588,830

Construction & Engineering — 0.9%
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 09/30/29(g)		2,814	2,377,830
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.25%), 6.67%, 06/21/24		11,157	10,378,151

			12,755,981

Containers & Packaging — 0.1%
Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. SOFR CME + 4.00%), 8.78%, 08/14/26		731	723,953

Diversified Consumer Services — 0.1%
Amentum Government Services Holdings LLC, Term Loan B, (3 mo. LIBOR US + 4.00%), 8.84%, 01/29/27(g)		359	351,675
Ascend Learning LLC, 2021 2nd Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 5.75%), 10.66%, 12/10/29		657	563,923
TruGreen LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.50%), 13.33%, 11/02/28(g)		868	564,200

			1,479,798

Diversified Telecommunication Services — 0.2%
Frontier Communications Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.63%, 05/01/28		700	663,151
Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, (3 mo. SOFRTE at 0.50% Floor + 4.25%), 9.08%, 02/01/29		1,963	1,937,888

			2,601,039

Electrical Equipment — 0.1%
Gates Global LLC, 2021 Term Loan B3, (1 mo. SOFR CME at 0.75% Floor + 2.50%), 7.41%, 03/31/27		1,222	1,212,931

Entertainment — 0.0%
Delta 2 Lux SARL, Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.25%), 8.06%, 01/15/30.		138	138,058

Security		Par (000)	Value

Financial Services — 0.4%
Acuris Finance U.S., Inc., 2021 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.00%), 9.05%, 02/16/28	USD	543	$522,886
Delta TopCo, Inc., 2020 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 3.75%), 8.66%, 12/01/27		1,288	1,190,531
EP Purchaser LLC, 2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 11/06/28		366	363,682
Gainwell Acquisition Corp., Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 9.00%, 10/01/27		1,775	1,690,711
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 3.25%), 8.09%, 09/25/26		312	254,208
White Cap Buyer LLC, Term Loan B, (1 mo. SOFR CME + 3.75%), 8.56%, 10/19/27		1,256	1,240,352

			5,262,370

Food Products — 0.0%
Chobani LLC, 2020 Term Loan B, (1 mo. SOFR CME at 1.00% Floor + 3.50%), 8.42%, 10/25/27(g)		270	267,612

Gas Utilities — 0.1%
Freeport LNG Investments LLLP, Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.31%, 12/21/28		1,343	1,297,408

Health Care Equipment & Supplies — 0.0%
Bausch and Lomb, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 3.25%), 8.46%, 05/10/27.		83	80,167

Health Care Providers & Services — 0.3%
Envision Healthcare Corp., 2022 First Out Term Loan, (3 mo. SOFR CME at 1.00% Floor + 7.875%), 12.92%, 03/31/27		374	310,254
EyeCare Partners LLC, 2020 Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 02/18/27		733	594,645
LifePoint Health, Inc., 2018 Term Loan B, (3 mo. LIBOR US + 3.75%), 8.58%, 11/16/25		442	420,102
Quorum Health Corp., 2020 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.25%), 12.98%, 04/29/25		1,353	811,969
Surgery Center Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.46%, 08/31/26		807	800,936
WCG Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR US at 1.00% Floor + 4.00%), 8.95%, 01/08/27		1,222	1,152,776

			4,090,682

Health Care Technology — 1.3%
AthenaHealth Group, Inc., 2022 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.26%, 02/15/29		7,465	6,979,801

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
Polaris Newco LLC, USD Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 4.00%), 9.16%, 06/02/28	USD	1,354	$1,231,709
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 7.00%), 11.84%, 04/02/29(g)		9,376	9,376,345

			17,587,855

Hotels, Restaurants & Leisure — 0.2%
Fertitta Entertainment LLC, 2022 Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 4.00%), 8.81%, 01/27/29		1,838	1,806,741
IRB Holding Corp., 2022 Term Loan B, (1 mo. SOFRTE at 0.75% Floor + 3.00%), 7.91%, 12/15/27		839	825,585

			2,632,326

Household Durables — 0.2%
Hunter Douglas, Inc., USD Term Loan B1, (3 mo. SOFR CME + 3.50%), 8.37%, 02/26/29		1,127	1,008,409
Sunset Debt Merger Sub, Inc., 2021 Term Loan B, (1 mo. LIBOR US at 0.75% Floor + 4.00%), 8.75%, 10/06/28		2,068	1,733,759

			2,742,168

Industrial Conglomerates — 0.0%
AVSC Holding Corp., 2018 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 7.25%), 12.06%, 09/01/25		639	566,277

Insurance — 0.2%
Alliant Holdings Intermediate LLC, 2023 Term Loan B5, (1 mo. SOFR CME at 0.50% Floor + 3.50%), 8.35%, 11/05/27		976	963,014
Hub International Ltd., 2022 Term Loan B, (3 mo. SOFR CME at 0.75% Floor + 4.00%), 8.73%, 11/10/29		692	689,849
Ryan Specialty Group LLC, Term Loan, (1 mo. SOFR CME at 0.75% Floor + 3.00%), 7.91%, 09/01/27		539	536,834

			2,189,697

Interactive Media & Services — 0.0%
Grab Holdings, Inc., Term Loan B, (1 mo. LIBOR US at 1.00% Floor + 4.50%), 9.35%, 01/29/26		150	149,241

IT Services — 0.4%
Aruba Investments Holdings LLC, 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 7.75%), 12.59%, 11/24/28		443	396,575
Boxer Parent Co., Inc., 2021 USD Term Loan, (1 mo. LIBOR US + 3.75%), 8.59%, 10/02/25		1,283	1,264,815
CoreLogic, Inc., 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 6.50%), 11.38%, 06/04/29		1,107	814,507
Optiv Security, Inc., 1st Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 3.25%), 8.09%, 02/01/24		1,209	1,185,338

Security		Par (000)		Value

IT Services (continued)
PUG LLC, USD Term Loan, (1 mo. LIBOR US + 3.50%), 8.34%, 02/12/27	USD	1,078		$776,651
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR US at 0.75% Floor + 3.75%), 8.59%, 05/05/26		340		324,013

				4,761,899

Leisure Products — 0.0%
Peloton Interactive, Inc., Term Loan, (3 mo. SOFR CME at 0.50% Floor + 6.50%), 11.76%, 05/25/27		508		505,197

Life Sciences Tools & Services — 0.0%
PRA Health Sciences, Inc., US Term Loan, (3 mo. LIBOR US at 0.50% Floor + 2.25%), 7.41%, 07/03/28		—	(o)	2

Machinery — 0.9%
MHI Holdings LLC, Term Loan B, (1 mo. LIBOR US + 5.00%), 9.84%, 09/21/26		1,549		1,498,356
Roper Industrial Products Investment Co., USD Term Loan, (3 mo. SOFR CME + 4.50%), 9.40%, 11/22/29		1,551		1,537,150
SPX Flow, Inc., 2022 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.50%), 9.41%, 04/05/29.		1,277		1,215,189
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR US + 3.00%), 8.15%, 03/28/25		8,643		8,171,539

				12,422,234

Media — 0.7%
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR US + 3.50%), 8.33%, 08/21/26.		6,794		6,312,765
MH Sub I LLC, 2021 2nd Lien Term Loan, (1 mo. SOFR CME + 6.25%), 11.06%, 02/23/29		288		263,039
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 03/09/27		3,447		2,791,178

				9,366,982

Oil, Gas & Consumable Fuels — 0.9%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 9.00%), 13.82%, 11/01/25		11,117		11,774,511
Lealand Finance Co. BV, 2020 Make Whole Term Loan, (1 mo. LIBOR US + 3.00%), 7.84%, 06/28/24		90		61,019
M6 ETX Holdings II Midco LLC, Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.36%, 09/19/29		426		421,283

				12,256,813

Passenger Airlines — 0.6%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.56%, 04/20/28		2,903		2,943,347
Air Canada, 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.50%), 8.37%, 08/11/28		784		780,541
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 5.25%), 10.21%, 06/21/27		361		373,990

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Passenger Airlines (continued)
SkyMiles IP Ltd., 2020 Skymiles Term Loan B, (3 mo. LIBOR US at 1.00% Floor + 3.75%), 8.56%, 10/20/27	USD	1,565	$1,620,208
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR US at 0.75% Floor + 3.75%), 8.57%, 04/21/28		2,295	2,275,081

			7,993,167

Pharmaceuticals — 0.0%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, 05/04/25(n)		398	377,541

Professional Services — 0.0%
Galaxy U.S. Opco, Inc., Term Loan, (1 mo. SOFR CME at 0.50% Floor + 4.75%), 9.56%, 04/29/29		482	424,994

Real Estate Management & Development — 0.1%
Chariot Buyer LLC, Term Loan B, (1 mo. LIBOR US at 0.50% Floor + 3.25%), 8.09%, 11/03/28		1,049	1,006,508

Software — 3.3%
Boxer Parent Co., Inc., 2021 USD 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.50%), 10.34%, 02/27/26		2,250	2,158,605
Central Parent, Inc., 2022 USD Term Loan B, (3 mo. SOFR CME at 0.50% Floor + 4.25%), 9.15%, 07/06/29		624	621,675
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. SOFR CME at 0.50% Floor + 6.00%), 10.91%, 10/08/29		1,896	1,671,188
2021 Term Loan, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.66%, 10/08/28(g)		998	950,852
Digicel International Finance Ltd., 2017 Term Loan B, (1 mo. LIBOR US + 3.25%), 8.08%, 05/28/24		1,921	1,725,947
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR US at 1.00% Floor + 7.75%), 12.59%, 07/31/28		506	499,149
Helios Software Holdings, Inc., 2021 USD Term Loan B, (3 mo. SOFR CME + 3.75%), 8.66%, 03/11/28		303	294,626
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 4.75%), 9.58%, 07/27/28		3,485	2,861,487
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 8.25%), 13.08%, 07/27/29		2,293	1,696,820
McAfee Corp., 2022 USD Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.52%, 03/01/29		2,733	2,562,244
Planview Parent, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.75% Floor + 7.25%), 12.41%, 12/18/28		850	749,419
Proofpoint, Inc., 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 6.25%), 11.09%, 08/31/29		2,070	1,947,847
RealPage, Inc., 2nd Lien Term Loan, (1 mo. LIBOR US at 0.75% Floor + 6.50%), 11.34%, 04/23/29		7,231	6,806,503
Renaissance Holding Corp., 2023 Refi Term Loan, (1 mo. LIBOR US + 3.25%), 8.09%, 04/05/30		1,754	1,703,108

Security		Par (000)	Value

Software (continued)
Sabre Global, Inc.
2021 Term Loan B1, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 12/17/27	USD	244	$205,760
2021 Term Loan B2, (1 mo. LIBOR US at 0.50% Floor + 3.50%), 8.34%, 12/17/27		391	329,501
Severin Acquisition LLC, 2018 Term Loan B, (3 mo. SOFR CME + 3.00%), 7.68%, 08/01/25		2,148	2,143,888
Sophia LP
2020 2nd Lien Term Loan, (3 mo. LIBOR US at 1.00% Floor + 8.00%), 13.16%, 10/09/28		10,251	10,161,304
2021 Term Loan B, (3 mo. LIBOR US at 0.50% Floor + 3.50%), 8.66%, 10/07/27		1,114	1,099,142
TIBCO Software, Inc., 2022 USD Term Loan, (3 mo. SOFR CME at 0.50% Floor + 4.50%), 9.50%, 03/30/29		2,974	2,696,437
UKG, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR US at 0.50% Floor + 5.25%), 10.03%, 05/03/27		2,177	2,079,890

			44,965,392

Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., Term Loan B, (1 mo. SOFRTE at 0.50% Floor + 3.50%), 8.41%, 02/20/29		674	670,807
Hanesbrands, Inc., 2023 Term Loan B, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.56%, 03/08/30(g)		564	561,180

			1,231,987

Trading Companies & Distributors — 0.1%
SRS Distribution, Inc., 2022 Incremental Term Loan, (1 mo. SOFR CME + 3.25%), 8.16%, 06/02/28		1,276	1,219,880

Transportation — 0.1%
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (1 mo. SOFR CME at 0.50% Floor + 3.75%), 8.46%, 07/02/29		656	654,649

Transportation Infrastructure — 0.0%
KKR Apple Bidco LLC, 2021 2nd Lien Term Loan, (1 mo. LIBOR US at 0.50% Floor + 5.75%), 10.59%, 09/21/29		144	140,724

Total Floating Rate Loan Interests — 13.3% (Cost: $188,017,817)			179,838,820

Preferred Securities

Capital Trusts — 1.1%(a)

Automobiles — 0.1%
General Motors Financial Co., Inc., Series C, 5.70%(k)		655	563,726

Banks(k) — 0.2%
AIB Group PLC, 5.25%(c)	EUR	210	204,401
PNC Financial Services Group, Inc.
Series V, 6.20%	USD	1,417	1,333,185
Series W, 6.25%		1,572	1,461,960

			2,999,546

Consumer Staples Distribution & Retail — 0.0%
Casino Guichard Perrachon SA, 3.99%(c)(k)	EUR	100	7,015

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services — 0.1%
British Telecommunications PLC, 4.88%, 11/23/81(b)	USD	200	$157,541
Telefonica Europe BV(c)(k) 7.13%	EUR	200	220,425
6.14%		300	314,107

			692,073

Electric Utilities — 0.1%
Edison International, Series B, 5.00%(k)	USD	940	778,786
EDP - Energias de Portugal SA, 5.94%, 04/23/83(c)	EUR	100	106,281
Naturgy Finance BV, 2.37%(c)(k)		200	188,195

			1,073,262

Financial Services(k) — 0.3%
Barclays PLC 4.38%	USD	2,490	1,702,195
8.00%		980	836,675
BNP Paribas SA, 6.88%(c)	EUR	200	200,646
Lloyds Banking Group PLC, 8.00%	USD	1,320	1,216,050
Societe Generale SA, 7.88%(c)	EUR	100	98,558

			4,054,124

Health Care Providers & Services — 0.0%
Korian SA, 4.13%(c)(k)	GBP	200	192,441

Independent Power and Renewable Electricity Producers(b)(k) — 0.3%
NRG Energy, Inc., 10.25%	USD	2,427	2,319,265
Vistra Corp., 7.00%		1,272	1,119,360

			3,438,625

Media — 0.0%
SES SA, 2.88%(c)(k)	EUR	134	117,712

Oil, Gas & Consumable Fuels(c)(k) — 0.0%
Abertis Infraestructuras Finance BV, 3.25%		200	192,824
Repsol International Finance BV, 4.25%		124	120,482

			313,306

Transportation Infrastructure — 0.0%
Poste Italiane SpA, 2.63%(c)(k)		200	165,628

Utilities(c)(k) — 0.0%
Electricite de France SA 3.00%		200	177,151
3.38%		200	161,373

			338,524

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 2.63%, 08/27/80(c)		400	389,357

			14,345,339

		Shares

Preferred Stocks — 0.9%

Commercial Services & Supplies — 0.1%
Verscend Intermediate Holding(g)		790	1,005,285

Financial Services — 0.1%
Alliant Holdings, Inc.(g)		1,431	1,335,825

IT Services — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,755,577)(d)(g)		61,653	9,751,339

Security	Shares	Value

Wireless Telecommunication Services — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $674,329)(d)	688,714	$14,738
Ligado Networks LLC, 01/14/22(p)	32,168	160,842

		175,580

		12,268,029

Total Preferred Securities — 2.0% (Cost: $31,105,539)		26,613,368

Total Long-Term Investments — 137.6% (Cost: $1,979,623,221)		1,855,767,702

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.70%(q)(r)	246,790	246,790

Total Short-Term Securities — 0.0% (Cost: $246,790)		246,790

Options Purchased — 0.0% (Cost: $869,621)		324,917

Total Investments Before Options Written — 137.6% (Cost: $1,980,739,632)		1,856,339,409

Options Written — (0.0)% (Premiums Received: $(389,270))		(67,726)

Total Investments, Net of Options Written — 137.6% (Cost: $1,980,350,362)		1,856,271,683

Liabilities in Excess of Other Assets — (37.6)%		(507,664,534)

Net Assets — 100.0%		$1,348,607,149

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $10,418,287, representing 0.8% of its net assets as of period end, and an original cost of $9,029,259.

(e)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(f)	Non-income producing security.
(g)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	When-issued security.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Perpetual security with no stated maturity date.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Affiliate of the Trust.
(r)	Annualized 7-day yield as of period end.

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/23	Shares Held at 03/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$723,084	$—	$(476,294	)(a)	$—	$—	$246,790	246,790	$11,947	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
S&P 500 E-Mini Index	107	06/16/23	$22,137	$(1,299,975)
10-Year U.S. Treasury Note	52	06/21/23	5,983	(168,469)
U.S. Long Bond	24	06/21/23	3,152	(84,574)
Ultra U.S. Treasury Bond	136	06/21/23	19,265	(966,067)
5-Year U.S. Treasury Note	11	06/30/23	1,206	(26,135)

				$(2,545,220)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	827,000	USD	892,850	Toronto-Dominion Bank	06/21/23	$7,970
USD	109,001	EUR	100,000	Bank of America N.A.	06/21/23	75
USD	355,413	EUR	326,000	Bank of America N.A.	06/21/23	314
USD	212,769	EUR	194,000	Morgan Stanley & Co. International PLC	06/21/23	1,452

						9,811

EUR	100,000	USD	108,527	Bank of America N.A.	04/05/23	(71)
USD	1,852,243	EUR	1,710,188	Goldman Sachs International	06/21/23	(10,601)
USD	72,459	EUR	67,451	JPMorgan Chase Bank N.A.	06/21/23	(1,013)
USD	1,301,340	EUR	1,195,000	State Street Bank and Trust Co.	06/21/23	(329)
USD	389,622	EUR	357,839	Toronto-Dominion Bank	06/21/23	(159)
USD	8,498,527	EUR	7,866,683	Toronto-Dominion Bank	06/21/23	(70,358)
USD	2,476,974	EUR	2,292,817	UBS AG	06/21/23	(20,507)
USD	10,948,303	EUR	10,150,000	UBS AG	06/21/23	(107,716)
USD	4,338,276	GBP	3,612,000	BNP Paribas SA	06/21/23	(124,301)
USD	168,883	GBP	137,000	Commonwealth Bank of Australia	06/21/23	(379)

						(335,434)

						$(325,623)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Invesco QQQ Trust, Series 1	239	04/14/23	USD	292.00	USD	7,670	$8,604
Deutsche Bank AG	111	04/21/23	EUR	8.40	EUR	104	2,046
Euro Stoxx 50	7	04/21/23	EUR	3,800.00	EUR	302	361
iShares Russell 2000 ETF	363	04/21/23	USD	185.00	USD	6,476	266,624
SPDR S&P 500 ETF Trust	761	04/21/23	USD	376.00	USD	31,155	46,421
Euro Stoxx 50	4	05/19/23	EUR	3,800.00	EUR	173	861

							$324,917

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Invesco QQQ Trust, Series 1	239	04/14/23	USD	270.00	USD	7,670	$(2,031)
Deutsche Bank AG	111	04/21/23	EUR	6.50	EUR	104	(482)
iShares Russell 2000 ETF	363	04/21/23	USD	170.00	USD	6,476	(44,286)
SPDR S&P 500 ETF Trust	761	04/21/23	USD	360.00	USD	31,155	(20,927)

							$(67,726)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.40.V1	5.00%	Quarterly	06/20/28	B+	USD	16,772	$284,463	$10,386	$274,077

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Casino, Guichard-Perrachon S.A	5.00%	Quarterly	Goldman Sachs International	06/20/23	N/R	EUR	78	$(8,546)	$(1,844)	$(6,702)
Casino, Guichard-Perrachon S.A	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+	EUR	80	(8,765)	(1,531)	(7,234)
Casino, Guichard-Perrachon S.A	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/23	CCC+	EUR	52	(5,697)	(1,028)	(4,669)
Novafives S.A.S	5.00	Quarterly	Citibank N.A.	06/20/23	B-	EUR	60	(255)	(946)	691
Novafives S.A.S	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	26	(108)	(394)	286
Novafives S.A.S	5.00	Quarterly	Goldman Sachs International	06/20/23	B-	EUR	15	(62)	(241)	179
Casino, Guichard-Perrachon S.A	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	CCC+	EUR	17	(5,930)	(2,601)	(3,329)
CenturyLink, Inc.	1.00	Quarterly	Barclays Bank PLC	12/20/23	N/R	USD	218	(5,230)	(2,533)	(2,697)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B	EUR	70	4,458	5,447	(989)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Bank of America N.A.	12/20/26	B+	EUR	37	(2,504)	(1,220)	(1,284)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Barclays Bank PLC	12/20/26	B+	EUR	41	(2,748)	1,348	(4,096)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	39	(2,672)	1,385	(4,057)
Jaguar Land Rover Automotive PLC	5.00	Quarterly	Credit Suisse International	12/20/26	B+	EUR	55	(3,722)	1,796	(5,518)
K&S AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/26	BB+	EUR	90	9,994	6,112	3,882
CMA CGM SA	5.00	Quarterly	Credit Suisse International	06/20/27	N/R	EUR	125	13,480	4,909	8,571
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	50	(2,463)	(4,761)	2,298
Ladbrokes Coral Group Ltd	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB	EUR	180	(8,867)	(27,343)	18,476
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC-	EUR	35	(11,162)	(7,874)	(3,288)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	21	(6,710)	(4,662)	(2,048)
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC-	EUR	59	(18,859)	(13,103)	(5,756)
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC-	EUR	17	(5,472)	(3,905)	(1,567)
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC-	EUR	36	(11,452)	(8,109)	(3,343)

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Sell Protection (continued)

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC-	EUR	26	$(8,303)	$(5,799)	$(2,504)
Loxam SAS	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	80	(8,284)	(5,884)	(2,400)
United Group B.V	5.00	Quarterly	Bank of America N.A.	12/20/27	B	EUR	68	(13,352)	(10,015)	(3,337)
United Group B.V	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	B	EUR	82	(16,183)	(13,005)	(3,178)

								$(129,414)	$(95,801)	$(33,613)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Total Return Swaps

Paid by the Trust		Received by the Trust		Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate/Reference	Frequency	Rate/Reference	Frequency
1-Day SOFR, 4.80%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	BNP Paribas SA	N/A	06/20/23	USD	1,535	$41,424	$(10,725)	$52,149
1-Day SOFR, 4.80%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	06/20/23	USD	3,049	87,792	(22,046)	109,838
1-Day SOFR, 4.80%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Monthly	Morgan Stanley & Co. International PLC	N/A	06/20/23	USD	9,430	209,158	(72,919)	282,077

									$338,374	$(105,690)	$444,064

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Trust were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,747,946	$—	$1,747,946

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Common Stocks
Capital Markets	$—	$652,210	$—	$652,210
Chemicals	720,360	—	—	720,360
Electrical Equipment	14,186	—	—	14,186
Energy Equipment & Services	13,288	—	—	13,288
Financial Services	316,751	—	1	316,752
Ground Transportation	471,062	—	—	471,062
IT Services	168,041	—	—	168,041
Metals & Mining	2,123,813	—	—	2,123,813
Oil, Gas & Consumable Fuels	—	—	22,235	22,235
Semiconductors & Semiconductor Equipment	3,397	—	—	3,397
Software	1,019,637	—	—	1,019,637
Corporate Bonds
Aerospace & Defense	—	90,036,707	—	90,036,707
Air Freight & Logistics	—	428,480	—	428,480
Automobile Components	—	27,707,287	—	27,707,287
Automobiles	—	31,038,962	—	31,038,962
Banks	—	6,580,152	—	6,580,152
Beverages	—	43,748,234	—	43,748,234
Biotechnology	—	294,838	—	294,838
Broadline Retail	—	1,137,910	—	1,137,910
Building Materials	—	15,889,186	—	15,889,186
Building Products	—	22,029,067	—	22,029,067
Capital Markets	—	27,577,082	—	27,577,082
Chemicals	—	40,384,172	—	40,384,172
Commercial Services & Supplies	—	28,335,318	—	28,335,318
Communications Equipment	—	14,522,960	—	14,522,960
Construction Materials	—	2,770,445	—	2,770,445
Consumer Discretionary	—	43,074,222	—	43,074,222
Consumer Finance	160,246	46,168,697	—	46,328,943
Consumer Staples Distribution & Retail	—	17,686,636	—	17,686,636
Containers & Packaging	—	12,217,624	—	12,217,624
Diversified Consumer Services	—	43,443,275	—	43,443,275
Diversified REITs	—	16,756,318	—	16,756,318
Diversified Telecommunication Services	—	48,714,582	—	48,714,582
Electric Utilities	—	6,935,531	—	6,935,531
Electrical Equipment	—	8,599,698	—	8,599,698
Electronic Equipment, Instruments & Components	—	12,055,040	—	12,055,040
Energy Equipment & Services	—	13,599,465	—	13,599,465
Environmental, Maintenance & Security Service	—	20,061,807	—	20,061,807
Financial Services	—	27,214,229	—	27,214,229
Food Products	—	20,370,848	—	20,370,848
Gas Utilities	—	469,204	—	469,204
Ground Transportation	—	8,955,644	—	8,955,644
Health Care Equipment & Supplies	—	8,914,078	—	8,914,078
Health Care Providers & Services	—	47,048,317	—	47,048,317
Health Care Technology	—	15,591,815	—	15,591,815
Hotels, Restaurants & Leisure	76,992	79,657,850	—	79,734,842
Household Durables	—	15,310,765	—	15,310,765
Household Products	—	1,809,838	—	1,809,838
Independent Power and Renewable Electricity Producers	—	8,779,621	—	8,779,621
Insurance	—	42,828,090	—	42,828,090
Interactive Media & Services	—	2,910,424	—	2,910,424
Internet Software & Services	—	25,331,470	—	25,331,470
IT Services	—	35,448,268	—	35,448,268
Leisure Products	—	2,747,185	—	2,747,185
Machinery	—	23,744,714	—	23,744,714
Marine Transportation	—	248,021	—	248,021
Media	—	169,965,618	—	169,965,618
Metals & Mining	—	46,190,074	—	46,190,074
Mortgage Real Estate Investment Trusts (REITs)	—	157,295	—	157,295
Multi-Utilities	—	84,543	—	84,543
Offshore Drilling & Other Services	—	12,495,356	—	12,495,356
Oil, Gas & Consumable Fuels	171,263	228,274,623	—	228,445,886

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Passenger Airlines	$172,501	$31,133,672	$—	$31,306,173
Personal Care Products	—	187,859	—	187,859
Pharmaceuticals	—	17,628,232	—	17,628,232
Real Estate	—	2,145,977	—	2,145,977
Real Estate Management & Development	—	5,986,780	—	5,986,780
Semiconductors & Semiconductor Equipment	173,023	16,988,875	—	17,161,898
Software	—	59,499,624	—	59,499,624
Specialized REITs	—	2,567,590	—	2,567,590
Specialty Retail	—	6,237,768	—	6,237,768
Technology Hardware, Storage & Peripherals	—	1,526,751	—	1,526,751
Textiles, Apparel & Luxury Goods	187,862	4,312,118	—	4,499,980
Transportation Infrastructure	—	533,274	—	533,274
Utilities	—	3,058,173	—	3,058,173
Wireless Telecommunication Services	—	22,952,422	—	22,952,422
Floating Rate Loan Interests	—	164,240,564	15,598,256	179,838,820
Preferred Securities
Capital Trusts	—	14,345,339	—	14,345,339
Preferred Stocks	—	160,842	12,092,449	12,253,291
Short-Term Securities
Money Market Funds	246,790	—	—	246,790
Options Purchased
Equity Contracts	324,917	—	—	324,917
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(37,895)	—	(37,895)

	$6,364,129	$1,822,209,706	$27,712,941	1,856,286,776

Investments Valued at NAV(a)				14,738

				$1,856,301,514

Derivative Financial Instruments(b)
Assets
Credit Contracts	$—	$308,460	$—	$308,460
Foreign Currency Exchange Contracts	—	9,811	—	9,811
Interest Rate Contracts	—	444,064	—	444,064
Liabilities
Credit Contracts	—	(67,996)	—	(67,996)
Equity Contracts	(1,367,701)	—	—	(1,367,701)
Foreign Currency Exchange Contracts	—	(335,434)	—	(335,434)
Interest Rate Contracts	(1,245,245)	—	—	(1,245,245)

	$(2,612,946)	$358,905	$—	$(2,254,041)

(a)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, bank borrowings payable of $530,000,000 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2022	$22,236	$12,296,415	$12,439,882	$24,758,533
Transfers into Level 3	—	2,595,310	—	2,595,310
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	—	6,300	—	6,300
Net realized gain (loss)	—	(33,198)	—	(33,198)
Net change in unrealized appreciation (depreciation)(a)	—	115,679	(347,433)	(231,754)

C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2023	BlackRock Corporate High Yield Fund, Inc. (HYT)

	Common Stocks	Floating Rate Loan Interests	Preferred Stocks	Total
Purchases	$—	$1,686,360	$—	$1,686,360
Sales	—	(1,068,610)	—	(1,068,610)

Closing balance, as of March 31, 2023	$22,236	$15,598,256	$12,092,449	$27,712,941

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023(a)	$—	$115,679	$(347,433)	$(231,754)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2023 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $15,620,492. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Stocks	$12,092,449	Income	Discount Rate	13 - 13%		13%
		Market	Revenue Multiple	3.15x - 3.65x		3.40x
			Recent Transactions	(b)		—

$12,092,449

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2023, the valuation technique for certain investments classified as Preferred Stock used recent prior transaction prices as inputs within the model used for the approximation of fair value.

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CDI	CREST Depository Interest

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SOFR CME	Secured Overnight Financing Rate Chicago Mercantile Exchange

SOFRTE	Term Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

25